UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA 19044
(Address of principal executive offices) (Zip code)

Jill Bukata Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant's telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

MONEY MARKET FUND

	Par	Value
	(000)	(000)†
COMMERCIAL PAPER — 8.7%
Finance — 4.7%
JP Morgan Chase
5.250%, 12/05/06	$383	$379
5.250%, 12/06/06	246	244
5.250%, 12/07/06	159	157
5.240%, 12/15/06	324	321
5.240%, 12/21/06	661	653
5.240%, 12/22/06	100	99
5.240%, 12/26/06	121	120
UBS Finance Inc.
5.255%, 10/10/06	1,600	1,598
		3,571

Telecommunications — 4.0%
Telstra Corp
5.280%, 12/14/06	3,000	2,968

TOTAL COMMERCIAL PAPER (Cost $6,539)		6,539

CORPORATE BONDS — 73.2%
Aerospace & Defense —2.7%
United Technologies Corp.
4.875%, 11/01/06	2,000	1,995

Banking — 16.5%
American Express Bank
5.290%, 11/16/06	1,000	1,000
Comerica Bank
2.950%, 11/15/06	3,000	2,991
European Investment Bank
3.870%, 10/30/06	157	157
M&I Marshall Ilsley Bank
5.020%, 10/02/06	450	450
Royal Bank Of Scotland
5.410%, 11/24/06	2,000	2,000
Natexis Banq Populair
5.330%, 11/24/06	1,550	1,550
State Street Bank & Trust
5.360%, 12/11/06	1,525	1,525
5.360%, 12/15/06	700	700
Wachovia Bank NA
5.341%, 12/04/06	2,000	2,000
		12,373

Computers & Office Equipment —7.5%
Hewlett-packard Co.
5.750%, 12/15/06	3,000	3,001
IBM Corp.
4.875%, 10/01/06	2,625	2,625
		5,626

Energy Resources & Services — 5.0%
Alabama Power Co
2.800%, 12/01/06	1,666	1,659
FPL Group Capital Inc.
4.086%, 02/16/07	1,137	1,131
Wisconsin Electric Power Co.
6.625%, 11/15/06	945	946
		3,736

	Par	Value
	(000)	(000)†

Finance — 22.5%
American Honda Finance
5.439%, 11/22/06 144A @	3,000	3,000
5.540%, 12/12/06 144A @	250	250
Caterpillar Finance Services Corp.
2.500%, 10/03/06	1,000	1,000
3.000%, 02/15/07	2,000	1,982
Goldman Sachs Group, Inc.
5.660%, 10/27/06	450	450
5.650%, 11/07/06	2,000	2,001
International Lease Finance Corp
5.750%, 10/15/06	2,115	2,115
Merrill Lynch & Co., Inc.
5.660%, 10/27/06	150	150
Morgan Stanley
5.550%, 11/24/06	1,250	1,250
Nationwide Building Society
5.510%, 12/11/06 144A @	2,000	2,001
2.625%, 01/30/07 144A @	550	545
SLM Corp.
3.500%, 09/30/06	2,050	2,050
		16,794

Insurance — 12.7%
Allstate Finance Global Fund II 144A @
2.625%, 10/22/06	500	499
MetLife, Inc.
5.250%, 12/01/06	3,500	3,499
Prudential Financial Inc.
4.104%, 11/15/06	3,050	3,045
Reliastar Financial Corp
8.000%, 10/30/06	1,000	1,002
The Allstate Corp.
5.375%, 12/01/06	1,500	1,500
		9,545

Oil & Gas — 1.2%
Burlington Resources
5.600%, 12/01/06	500	500
Conoco Funding Co.
5.450%, 10/15/06	386	386
		886
Telecommunications — 4.4%
BellSouth Corp.
5.000%, 10/15/06	3,300	3,299

Wholesale Distributor — 0.7%
Bottling Group LLC
2.450%, 10/16/06	500	499

TOTAL CORPORATE BONDS (Cost $54,753)		54,753

VARIABLE RATE DEMAND NOTES — 13.8%
Healthcare — 1.5%
Barton Healthcare, LLC
5.340%, 02/15/25	155	155
Fairview Hospital & Healthcare Services
5.330%, 11/01/15	300	300
St. Francis Healthcare Foundation
5.840%, 08/01/12	610	610
		1,065

	Par	Value
	(000)	(000)†

Municipal Bonds — 9.7%
Berks County, PA, Industrial Development Authority
5.480%, 06/01/15	450	450
Columbia County, GA Development Authority
5.310%, 03/01/10	800	800
Harris County, TX, Sports Authority Special Revenue
5.360%, 11/15/30	2,200	2,200
Illinois Development Finance Authority
5.310%, 11/01/14	600	600
Montgomery County, PA Industrial Development Authority
5.430%, 03/01/10	540	540
New York, NY - Subseries-A-9
5.330%, 11/01/23	2,000	2,000
Philadelphia Authority-For Industrial Development-Marketplace
5.330%, 07/01/10	670	670
		7,260
Parking Facilities — 2.6%
Liliha Parking LP
5.840%, 08/01/24	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES (Cost $10,285)		10,285

	Number of
	Shares
SHORT-TERM INVESTMENTS — 4.3%
BlackRock Provident Institutional Funds -
TempFund	2,812,769	2,813
Evergreen Prime Cash Management Money
Market Fund	371,541	371

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,184)		3,184

TOTAL INVESTMENTS —- 100.0% (Cost $74,761)(a)		$74,761

†             See Security Valuation Note.

(a)     Cost for Federal income tax purposes.

@       Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

Maturity	Market	% of
Schedule	Value (000)	Portfolio	(Cumulative)
1 - 7 days	$19,594	26.2%	26.2%
8 - 14 days	1,598	2.1%	28.3%
15 - 30 days	11,950	16.0%	44.3%
31 - 60 days	18,387	24.6%	68.9%
61 - 90 days	19,574	26.2%	95.1%
91 - 120 days	0	0.0%	95.1%
121 - 150 days	3,658	4.9%	100.0%
over 150 days	0	0.0%	100.0%
	$74,761	100.0%

Average Weighted Maturity —  41 days

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

LIMITED MATURITY BOND FUND

	Par	Value
	(000)	(000)†
U.S. TREASURY OBLIGATIONS — 25.2%

U.S. Treasury Inflation Indexed Notes — 3.9%
3.375%, 01/15/07#	$1,500	$1,910

U.S. Treasury Obligations — 21.3%
4.250%, 10/31/07#	1,000	993
4.125%, 08/15/08#	3,400	3,368
4.750%, 03/31/11#	2,500	2,515
4.875%, 05/31/11#	1,000	1,012
5.125%, 06/30/11#	2,500	2,556
		10,444
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,093)		12,354

AGENCY OBLIGATIONS — 13.7%

Federal National Mortgage Association
6.850%, 09/15/19	374	363
5.500%, 02/25/28	1,237	1,239
6.000%, 10/15/30	1,178	1,188
4.384%, 12/01/33	2,699	2,665
3.500%, 04/01/34	1,261	1,226

TOTAL AGENCY OBLIGATIONS (Cost $6,761)		6,681

COLLATERALIZED MORTGAGE OBLIGATIONS — 29.6%

Asset Securitization Corp.
7.400%, 10/13/26	263	268
Atherton Franchisee Loan Funding
6.720%, 05/15/20	1,272	1,272
Banc of America Commercial Mortgage, Inc.
5.039%, 11/10/42	2,660	2,643
Bear Stearns Commercial Mortgage Securities, Inc.
6.080%, 02/15/35	708	719
5.395%, 12/11/40	1,500	1,511
4.521%, 11/11/41	1,000	967
		3,197
Conseco Finance Securitizations Corp.
5.790%, 04/01/24	262	262
Green Tree Financial Corp.
7.650%, 04/15/19	399	414
7.250%, 09/15/26	356	366
7.330%, 03/01/30	137	138
6.500%, 02/01/31	1,120	1,124
		2,042
JP Morgan Chase Commercial Mortgage Security Corp.
5.464%, 10/12/35	879	879
4.545%, 01/15/42	1,500	1,450
		2,329
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,000	1,978
NationsLink Funding Corp.
7.229%, 06/20/31	49	50
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	471	474

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,598)		14,515

	Number of Shares	Value
		(000)†
SHORT-TERM INVESTMENTS — 8.6%

BlackRock Provident Institutional Funds - Temp Fund	1,799,522	1,799
Evergreen Prime Cash Management Money Market Fund	929,638	930

	Par
	(000)
Federal National Mortgage Association
4.722%, 10/02/06	$1,500	1,500

TOTAL SHORT-TERM INVESTMENTS (Cost $4,229)		4,229

SECURITIES LENDING COLLATERAL — 22.9%

Barclays Time Deposit	155	155
5.33%, 10/02/2006
Institutional Money Market Trust	10,915	10,915
5.307%, 10/02/2006
Ixis Time Deposit	118	118
5.32%, 10/02/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,188)		11,188

TOTAL INVESTMENTS — 100.0% (Cost $48,869)		$48,967

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

(a) At September 30, 2006, the cost for Federal income tax purposes was $48,869,495.  Net unrealized appreciation was $97,809.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $359,669 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $261,860.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

QUALITY BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 7.7%
Aerospace & Defense — 1.0%
United Technologies Corp.
5.400%, 05/01/35	$1,000	$970
6.050%, 06/01/36	1,000	1,061
		2,031
Agricultural — 0.5%
Cargill, Inc. 144A@
6.125%, 09/15/36	1,000	1,022

Automobiles & Related — 0.4%
Ford Motor Co.
7.450%, 07/16/31	1,000	773

Cable Operators — 0.7%
Tele-Communications, Inc.
9.875%, 06/15/22	1,000	1,311

Computers & Office Equipment — 0.6%
IBM Corp
6.500%, 01/15/28	1,000	1,095

Diversified Operations — 1.0%
Siemens Financiering 144A@
6.125%, 08/17/26	2,000	2,051

Food & Beverages — 1.0%
Anhauser-Busch Co., Inc.
5.750%, 04/01/36	2,000	2,014

Pharmaceuticals — 2.0%
Genentech, Inc.
5.250%, 07/15/35	1,000	939
Glaxosmithkline Capital, Inc.
5.375%, 04/15/34	1,000	976
Merck & Co., Inc.
6.400%, 03/01/28	2,000	2,136
		4,051
Retail — 0.5%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	935

TOTAL CORPORATE BONDS (Cost $14,869)		15,283

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bonds — 3.6%
5.375%, 02/15/31	4,000	4,320
4.500%, 02/15/36	3,000	2,876
		7,196
U.S. Treasury Note — 26.2%
4.375%, 12/15/10 #	15,000	14,876
4.750%, 03/31/11 #	10,000	10,061
4.875%, 04/30/11 #	3,000	3,033
4.875%, 05/31/11 #	14,000	14,161
3.875%, 02/15/13	2,500	2,401
4.250%, 11/15/13 #	2,500	2,446
4.875%, 08/15/16 #	5,000	5,096
		52,074
TOTAL U.S. TREASURY OBLIGATIONS (Cost $58,387)		59,270

	Par	Value
	(000)	(000)†
AGENCY OBLIGATIONS — 10.4%
Federal Home Loan Mortgage Corporation — 2.3%
4.500%, 03/15/26	4,650	4,579

Federal National Mortgage Association — 8.1%
6.850%, 09/15/19	2,743	2,662
5.500%, 08/15/21 ++	67	—
5.500%, 02/25/28	4,948	4,956
6.000%, 10/15/30	4,712	4,752
3.500%, 04/01/34	3,783	3,678
		16,048
Government National Mortgage Association — 0.0%
9.000%, 10/15/30	16	17
9.000%, 11/15/30	16	18
9.000%, 11/15/30	78	85
		120
TOTAL AGENCY OBLIGATIONS (Cost $20,847)		20,747

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1%
Atherton Franchisee Loan Funding
7.230%, 04/15/12	2,094	2,153

Banc of America Commercial Mortgage, Inc.
5.039%, 11/10/42	10,000	9,935

Bear Stearns Commercial Mortgage Securities, Inc.
4.830%, 08/15/38	4,000	3,917
5.395%, 12/11/40	5,000	5,036
4.521%, 11/11/41	5,000	4,835
		13,788
Conseco Finance Securitizations Corp.
7.730%, 04/01/32	163	164
5.790%, 05/01/33	1,049	1,049
		1,213
Green Tree Financial Corp.
7.240%, 11/15/28	785	291
7.330%, 04/01/31	548	550
		841
JP Morgan Chase Commercial Mortgage Security Corp.
5.464%, 10/12/35	3,517	3,517
4.545%, 01/15/42	5,000	4,833
		8,350
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	3,000	2,967

Morgan Stanley Capital
4.590%, 04/14/40	5,000	4,861

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	1,885	1,897

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,995)		46,005

ASSET BACKED SECURITIES — 1.0%
Railcar Leasing L.L.C.
7.125%, 01/15/13	1,960	2,048
(Cost $1,969)

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 4.6%
BlackRock Provident Institutional
Funds - TempFund	6,307,928	6,308
Evergreen Prime Cash Management
Money Market Fund	2,896,063	2,896

TOTAL SHORT-TERM INVESTMENTS (Cost $9,204)		9,204

	Par
	(000)
SECURITIES LENDING COLLATERAL - 23.4%
Barclays Time Deposit
5.330%, 10/02/2006	$1,123	1,123
Institutional Money Market Trust
5.307%, 10/02/2006	44,638	44,638
Ixis Time Deposit
5.320%, 10/02/2006	856	856

TOTAL SECURITIES LENDING COLLATERAL (Cost $46,617)		46,617

TOTAL INVESTMENTS —- 100.0% (Cost $197,888)(a)		$199,174

†             See Security Valuation Note.

#            Security position is either entirely or partially on loan.

@       Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

++     Interest Only.  “Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages.  The yield to maturity of an interest only security is extremely sensitive to the rate of the principal payments on the underlying mortgage assets.  A rapid (slow) rate of principal repayments may have an adverse (positive) affect on yield to maturity.  The principal amount shown is the notional amount of the underlying mortgages.  The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows on September 30, 2006.”

(a) At September 30, 2006, the cost for Federal income tax purposes was $198,360,843.  Net unrealized appreciation was $813,064.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,455,424 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $642,360.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2006 (Unaudited)

HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 91.5%
Advertising — 2.7%
Advanstar Communications, Inc.
10.750%, 08/15/10	$300	$323
Advanstar, Inc.
15.000%, 10/15/11	150	157
Affinity Group, Inc.
9.000%, 02/15/12	125	125
10.875%, 02/15/12 ^	87	83
Lamar Advertising Co.
2.875%, 12/31/10	300	355
Lamar Media Corp.
6.625%, 08/15/15	175	168
R.H. Donnelley Finance Corp.
10.875%, 12/15/12	175	192
R.H. Donnelley Corp.
8.875%, 01/15/16	850	852
		2,255
Aerospace & Defense — 1.3%
GenCorp, Inc.^
9.500%, 08/15/13	497	517
Moog, Inc.
6.250%, 01/15/15	225	215
Northwest Airlines, Inc.+++
10.000%, 02/01/09	125	67
Sequa Corp.
9.000%, 08/01/09	50	53
Transdigm Inc. 144A@
7.750%, 07/15/14	200	202
		1,054
Agricultural Products — 0.1%
IMC Global, Inc.
10.875%, 06/01/08	25	27
11.250%, 06/01/11	25	26
10.875%, 08/01/13	50	56
		109
Automobiles & Related — 2.0%
Commercial Vehicle Group, Inc.
8.000%, 07/01/13	50	48
Goodyear Tire & Rubber Co.
7.857%, 08/15/11	225	219
H&E Equipment Services144A@
8.375%, 07/15/16	200	205
Hertz Corporation 144A @
8.875%, 01/01/14	250	262
10.500%, 01/01/16	200	220
Lear Corp.
8.110%, 05/15/09	100	96
Neff Rental/Neff Finance 144A@
11.250%, 06/15/12	200	216
Sunstate Equipment Co LLC 144@
10.500%, 04/01/13	200	207
Tenneco, Inc.
8.625%, 11/15/14	200	198
		1,671
Broadcast/Media — 3.4%
EchoStar Communications Corp.
5.750%, 05/15/08	125	125
EchoStar DBS Corp.
7.000%, 10/01/13 144A@	25	25
6.625%, 10/01/14	300	285
Fisher Communications, Inc.
8.625%, 09/15/14	75	78

	Par	Value
	(000)	(000)†

Gray Television, Inc.
9.250%, 12/15/11	250	262
Haight Cross ^
10.031%, 08/15/11	100	62
Liberty Media Holding Corp.
4.000%, 11/15/29	425	282
Lighthouse International Co. SA^
8.000%, 04/30/14	275	377
Lin Television Corp., CV.
2.500%, 05/15/33	38	35
Medianews Group, Inc.
6.875%, 10/01/13	175	162
6.375%, 04/01/14	50	44
Nexstar Finance Inc.
7.000%, 01/15/14	150	137
Shaw Communications Inc.
8.250%, 04/11/10	75	79
Sinclair Broadcast Group
8.750%, 12/15/11	100	104
8.000%, 03/15/12	500	507
Time Warner Telecom Holdings, SR Notes
9.250%, 02/15/14	25	26
Videotron Ltee
6.875%, 01/15/14	175	172
6.375%, 12/15/15	50	47
XM Satellite Radio Inc. 144A@
9.750%, 05/01/14	75	72
		2,881
Building & Building Supplies — 0.9%
Building Materials Corp. of America
7.750%, 08/01/14	325	288
Dycom Industries, Inc.
8.125%, 10/15/15	175	177
Interline Brands Inc.
8.125%, 06/15/14	250	253
Norcraft Cos. LP
9.000%, 11/01/11	25	25
		743
Building & Real Estate — 0.4%
Brand Services, Inc.
12.000%, 10/15/12	225	252
Mobile Mini, Inc.
9.500%, 07/01/13	81	87
		339
Building Products & Supplies — 0.3%
Texas Industries, Inc.
7.250%, 07/15/13	275	275

Cable Operators — 1.2%
Charter Communications Operating LLC 144A @
8.000%, 04/30/12	650	655
CSC Holdings, Inc.
7.250%, 07/15/08	225	227
Kabel Deutschland 144A@
10.625%, 07/01/14	125	134
		1,016
Chemicals — 1.1%
Hercules, Inc.
6.750%, 10/15/29	100	95
Huntsman Co. LLC
11.625%, 10/15/10	163	180
Koppers, Inc.
9.875%, 10/15/13	222	240

	Par	Value
	(000)	(000)†

Phosphate Resource Partners LP
7.000%, 02/15/08	100	101
Rockwood Specialties Group, Inc.
10.625%, 05/15/11	50	53
Terra Capital
11.500%, 06/01/10	200	218
		887
Computer - Internet Services & Software — 0.4%
Globix Corp.^
11.000%, 05/01/08	35	35
Juniper Networks, Inc.+
(0.645%), 06/15/08	200	207
SS&C Technologies, Inc.
11.750%, 12/01/13	75	79
		321
Computer - Network Products & Services — 0.6%
Intel Corp.
2.950%, 12/15/35 144A@	175	156
2.950%, 12/15/35	25	22
UGS Corp.
10.000%, 06/01/12	275	297
		475
Computer Services & Software — 1.7%
Haights Cross Operating Co. ^
11.750%, 08/15/11	200	205
Serena Software Inc.
10.375%, 03/15/16	75	79
Sungard Data Systems, Inc.
9.125%, 08/15/13	575	595
UGS Capital Corp. II 144A@
5.880%, 06/01/11	250	254
Unisys Corp.
7.875%, 04/01/08	150	150
6.875%, 03/15/10	100	94
8.000%, 10/15/12	75	70
		1,447
Computers & Office Equipment — 0.5%
Xerox Corp.
7.625%, 06/15/13	150	157
6.400%, 03/15/16	251	250
		407
Consumer Products — 2.5%
Acco Brands Corp.
7.625%, 08/15/15	175	169
American Greetings Corp.
7.375%, 06/01/16	50	51
FTD, Inc.
7.750%, 02/15/14	294	290
Gregg Appliances
9.000%, 02/01/13	125	114
Jostens Holdings Corp.+
10.673%, 12/01/13	550	454
Jostens IH Corp.
7.625%, 10/01/12	175	176
Leslie’s Poolmart
7.750%, 02/01/13	275	271
Norcraft Holdings/Capital +
11.468%, 09/01/12	50	40
Sealy Mattress Co.
8.250%, 06/15/14	275	280
Simmons Bedding Co.
7.875%, 01/15/14	75	73
13.131%, 12/15/14 +	275	196
		2,114

	Par	Value
	(000)	(000)†

Containers — 2.2%
Ball Corp.
6.875%, 12/15/12	75	76
Berry Plastics Holding Corp. 144A@
9.265%, 09/15/14	75	75
8.875%, 09/15/14	150	151
Bway Corp.
10.000%, 10/15/10	150	157
Graham Packaging Co.
8.500%, 10/15/12	50	49
Graphic Packaging International Corp.
8.500%, 08/15/11	75	77
9.500%, 08/15/13	125	128
Greif Brothers Corp.
8.875%, 08/01/12	100	104
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/09	325	334
8.750%, 11/15/12	250	264
8.250%, 05/15/13	150	154
Owens-Illinois, Inc.
7.350%, 05/15/08	75	76
Stone Container Corp.
9.750%, 02/01/11	86	89
8.375%, 07/01/12	100	96
		1,830
Cosmetics & Toiletries — 0.1%
Chattem, Inc.
7.000%, 03/01/14	75	72

Distribution Services — 0.2%
ADESA Corp.
7.625%, 06/15/12	200	197

Diversified Operations — 2.5%
Bombadier, Inc. 144A @
6.750%, 05/01/12	675	643
6.300%, 05/01/14	150	135
Covalence Specialty Material 144A @
10.250%, 03/01/16	125	121
Festival Fun Pk LLC.
10.875%, 04/15/14	75	73
Fisher Scientific International, Inc.
6.125%, 07/01/15	375	372
Leucadia Natl Corp.
7.000%, 08/15/13	275	278
Nell AF Sarl 144A@
8.375%, 08/15/15	450	447
		2,069
Electronic Components & Semiconductors — 1.2%
Celestica Inc.
7.875%, 07/01/11	225	226
Flextronics Intl Ltd.
6.250%, 11/15/14	125	121
L-3 Communications Corp.
6.375%, 10/15/15	325	316
Spansion LLC 144A @
11.250%, 01/15/16	150	158
Stats Chippac, Inc.
6.750%, 11/15/11	100	96
Superior Essex Comm. & Essex Group
9.000%, 04/15/12	125	127
		1,044

	Par	Value
	(000)	(000)†

Energy Resources & Services — 7.4%
AES Corp.
9.375%, 09/15/10	275	297
8.875%, 02/15/11	300	321
7.750%, 03/01/14	75	78
9.000%, 05/15/15 144A@	250	269
Allegheny Energy Supply Co. LLC
7.800%, 03/15/11	50	53
8.250%, 04/15/12 144A@	25	27
Alpha Natural Resources LLC
10.000%, 06/01/12	200	215
CMS Energy Corp.
8.500%, 04/15/11	50	54
Copano Energy LLC
8.125%, 03/01/16	200	202
EL Paso Production Holding Co.
7.750%, 06/01/13	125	128
Hilcorp Energy Co. 144A @
10.500%, 09/01/10	250	269
7.750%, 11/01/15	50	48
Invensys Plc 144A @
9.875%, 03/15/11	260	281
Massey Energy Co.
6.875%, 12/15/13	125	113
Midwest Generation LLC
8.750%, 05/01/34	425	454
Mirant Americas Generation, LLC
8.300%, 05/01/11	200	200
Mirant North America LLC
7.375%, 12/31/13	850	851
Mission Energy Holding Co.
13.500%, 07/15/08	200	223
NRG Energy, Inc.
7.250%, 02/01/14	100	99
7.375%, 02/01/16	775	770
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	340
Petrohawk Energy Corp. 144A@
9.125%, 07/15/13	250	251
Sierra Pacific Resources
7.803%, 06/15/12^	25	26
8.625%, 03/15/14	250	270
Stone Energy Corp. 144A@
8.240%, 07/15/10	200	198
Utilicorp Canada Finance Corp.
7.750%, 06/15/11	150	158
		6,195
Entertainment & Leisure — 2.4%
AMC Entertainment, Inc.
8.000%, 03/01/14	75	70
11.000%, 02/01/16	300	327
AMF Bowling Worldwide, Inc.
10.000%, 03/01/10	200	208
Cinemark, Inc.
9.000%, 02/01/13	100	104
11.3276%, 03/15/14 +	625	498
Herbst Gaming, Inc.
8.125%, 06/01/12	50	51
K2, Inc.
7.375%, 07/01/14	200	195
MTR Gaming Group, Inc. 144A @
9.000%, 06/01/12	50	50
Pokagon Gaming Authority 144A@
10.375%, 06/15/14	250	267
Speedway Motorsports Inc.
6.750%, 06/01/13	50	49

	Par	Value
	(000)	(000)†

Town Sports International, Inc.
9.625%, 04/15/11	80	84
Tunica-Biloxi Gaming 144A@
9.000%, 11/15/15	125	130
		2,033
Finance — 8.7%
AAC Group Holding Corp
12.750%, 10/01/12	125	131
BCP Caylux Holdings Luxembourg SCA
9.625%, 06/15/14	385	418
Couche-Tard U.S./Finance
7.500%, 12/15/13	325	330
FBOP Capital Trust II 144A @ ^
10.000%, 01/15/09	150	157
Ford Motor Credit Co.
9.875%, 08/10/11	425	440
9.957%, 04/15/12	1,125	1,177
FTI Consulting Inc.
7.625%, 06/15/13	200	202
7.750%, 10/01/16 144A@	150	152
General Motors Acceptance Corp.
6.750%, 12/01/14	425	415
8.000%, 11/01/31	1,650	1,725
General Motors Nova Financial
6.850%, 10/15/08	425	413
Global Cash Access LLC
8.750%, 03/15/12	204	214
IAAI Finance Corp.
11.000%, 04/01/13	200	199
iPayment, Inc. 144A @
9.750%, 05/15/14	250	255
Nexstar Finance Holdings LLC Incorporated +
11.5839%, 04/01/13	300	251
Poster Financial Group Inc.
8.750%, 12/01/11	250	261
Rafealla Apparel Group 144A@
11.250%, 06/15/11	225	221
Rainbow National Services 144A @
8.750%, 09/01/12	75	80
Stone Container Finance
7.375%, 07/15/14	250	228
		7,269
Food & Beverages — 1.7%
B&G Foods, Inc.
8.000%, 10/01/11	275	282
Del Monte Corp.
8.625%, 12/15/12	275	288
Dole Foods Co.
8.875%, 03/15/11	75	72
Le-Natures, Inc. 144A@
10.000%, 06/15/13	200	206
Reynolds American, Inc. 144A@
7.250%, 06/01/13	275	283
7.625%, 06/01/16	125	130
Wornick Co.^
10.875%, 07/15/11	200	199
		1,460
Healthcare — 2.5%
Community Health Systems, Inc.
6.500%, 12/15/12	175	167
Concentra Operating Corp.
9.500%, 08/15/10	100	104
9.125%, 06/01/12	175	182

	Par	Value
	(000)	(000)†

CRC Health Corp.
10.750%, 02/01/16	175	182
Fresenius Medical Care Capital Trust II
7.875%, 02/01/08	25	25
Genesis HealthCare Corp.
8.000%, 10/15/13	225	233
HCA-The Healthcare Corp.
8.750%, 09/01/10	375	379
Team Health Inc.
11.250%, 12/01/13	175	179
Triad Hospitals, Inc.
7.000%, 11/15/13	225	219
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	200	194
Ventas Realty Ltd. Partnership
6.750%, 06/01/10	75	76
6.500%, 06/01/16	150	149
		2,089
Hotels & Gaming — 2.5%
American Casino & Entertainment Properties LLC
7.850%, 02/01/12	250	254
Boyd Gaming Corp.
8.750%, 04/15/12	25	26
Felcor Lodging LP
8.500%, 06/01/11	25	26
8.830%, 06/01/11	75	76
Majestic Star Casino LLC
9.500%, 10/15/10	75	77
Mandalay Resort Group
10.250%, 08/01/07	100	103
MGM Mirage, Inc.
8.500%, 09/15/10	200	213
6.625%, 07/15/15	225	216
Penn National Gaming Inc.
6.750%, 03/01/15	275	268
Pinnacle Entertainment
8.250%, 03/15/12	25	25
Resort International Hotel & Casino Inc.
11.500%, 03/15/09	25	26
Station Casinos, Inc.
6.000%, 04/01/12	50	48
7.750%, 08/15/16	375	389
Trump Entertainment Resorts
8.500%, 06/15/15	325	311
		2,058
Hotels & Resorts — 1.3%
Host Marriott LP
7.125%, 11/01/13	75	76
6.375%, 03/15/15	25	24
6.750%, 06/01/16	750	740
Little Trav Bay Odawa Inc. 144A @ ^
10.250%, 02/15/14	125	125
Majestic Hold Co. LLC 144A@ +^
14.659%, 10/15/11	125	91
		1,056
Industrial — 0.7%
Abitibi Consolidated, Inc.
5.250%, 06/20/08	125	120
8.550%, 08/01/10	100	99
American Commercial Lines/ACL Finance
9.500%, 02/15/15	200	218
Chukchansi Economic Development Authority 144A @^
8.780%, 11/15/12	125	129
		566

	Par	Value
	(000)	(000)†

Machinery & Heavy Equipment — 1.1%
Case New Holland, Inc.
9.250%, 08/01/11	225	238
Columbus McKinnon Corp.
8.875%, 11/01/13	250	256
Dresser-Rand Group, Inc.
7.375%, 11/01/14	66	65
JLG Industries, Inc.
8.375%, 06/15/12	179	186
Stewart & Stevenson LLC, 144A@
10.000%, 07/15/14	125	127
Terex Corp.
7.375%, 01/15/14	75	75
		947
Manufacturing — 2.1%
Accuride Corp.
8.500%, 02/01/15	200	186
Broder Bros. Co.
11.250%, 10/15/10	175	171
Foundation PA Coal Co.
7.250%, 08/01/14	250	251
General Cable Corp.
9.500%, 11/15/10	225	241
Indalex Holdings 144A @
11.500%, 02/01/14	125	132
Nutro Products, Inc., 144A@
9.230%, 10/15/13	125	129
10.750%, 04/15/14	200	214
RBS Global & Rexnord Corp., 144A@
9.500%, 08/01/14	375	381
11.750%, 08/01/16	50	51
		1,756
Medical Services & Equipment — 0.8%
DaVita, Inc.
6.625%, 03/15/13	150	146
7.250%, 03/15/15	150	147
U.S. Oncology, Inc.
9.000%, 08/15/12	125	129
10.750%, 08/15/14	75	82
Warner Chilcott Corp.
8.750%, 02/01/15	125	129
		633
Medical Supplies & Equipment — 0.4%
Biovail Corp.
7.875%, 04/01/10	175	175
VWR International, Inc.
6.875%, 04/15/12	50	50
8.000%, 04/15/14	75	76
		301
Metal Components & Products — 1.2%
Century Aluminum Co.
7.500%, 08/15/14	125	125
Earle M. Jorgensen Co.
9.750%, 06/01/12	375	400
Gerdau AmeriSteel Corp.
10.375%, 07/15/11	100	108
Metals USA Inc.
11.125%, 12/01/15	150	164
Novelis, Inc. 144A @
7.250%, 02/15/15	225	214
		1,011
Metals & Mining — 0.7%
Arch Western Finance LLC
6.750%, 07/01/13	150	144

	Par	Value
	(000)	(000)†

Gibraltar Industries, Inc.
8.000%, 12/01/15	350	347
Neenah Corp. 144A @^
11.000%, 09/30/10	125	135
		626
Office Equipment & Services — 0.5%
IKON Office Solutions, Inc.
7.750%, 09/15/15	175	180
Xerox Corp.
6.750%, 02/01/17	250	254
		434
Office Property — 0.2%
Saul Centers, Inc.
7.500%, 03/01/14	150	152

Oil & Gas — 5.7%
AmeriGas Partners L.P.
7.250%, 05/20/15	250	249
ANR Pipeline Co.
8.875%, 03/15/10	50	52
Atlas Pipeline Partners
8.125%, 12/15/15	125	127
Chaparral Energy Inc.
8.500%, 12/01/15	275	273
Chesapeake Energy Corp.
6.500%, 08/15/17	250	234
6.875%, 11/15/20	575	543
Clayton William Emergy
7.750%, 08/01/13	175	158
Colorado Interstate Gas
6.800%, 11/15/15	125	126
Compton Petroleum Corp.
7.625%, 12/01/13	325	314
Denbury Resources, Inc.
7.500%, 04/01/13	200	200
7.500%, 12/15/15	75	75
Dynegy Roseton/Danskammer LLC
7.270%, 11/08/10	175	178
Encore Acquisition Co.
7.250%, 12/01/17	200	193
Ferrellgas Partners LP
8.750%, 06/15/12	225	234
Forest Oil Corp.
8.000%, 12/15/11	100	104
Hanover Compressor Co.
7.500%, 04/15/13	225	225
9.000%, 06/01/14	75	80
Magnum Hunter Resources, Inc.
9.600%, 03/15/12	32	34
Plains Exploration & Production Co.
8.750%, 07/01/12	125	132
Range Resources Corp.
6.375%, 03/15/15	200	190
7.500%, 05/15/16	150	151
SESI LLC 144A@
6.875%, 06/01/14	225	223
Southern Natural Gas Co.
8.875%, 03/15/10	100	105
Swift Energy Co.
9.375%, 05/01/12	50	53
Williams Cos., Inc.
8.125%, 03/15/12	225	240
7.625%, 07/15/19	50	52
7.500%, 01/15/31	150	148
7.750%, 06/15/31	100	100
		4,793

	Par	Value
	(000)	(000)†

Paper & Related Products — 2.2%
Boise Cascade LLC
7.125%, 10/15/14	325	303
Domtar Inc.
7.875%, 10/15/11	125	124
5.375%, 12/01/13	75	64
9.500%, 08/01/16	25	26
Georgia Pacific Corp.
8.125%, 05/15/11	125	128
7.700%, 06/15/15	75	75
MDP Acquisitions Plc
9.625%, 10/01/12	350	369
Newpage Corp.
10.930%, 05/01/12	150	162
10.000%, 05/01/12	25	26
12.000%, 05/01/13	125	129
Norske Skog Canada Ltd
7.375%, 03/01/14	150	138
Verso Paper Holdings LLC 144A@
9.125%, 08/01/14	100	101
9.235%, 08/01/14	50	51
11.375%, 08/01/16	175	174
		1,870

Pharmaceuticals — 0.7%
Amerisourcebergen Corp.
5.625%, 09/15/12	225	221
Mylan Laboratories, Inc.
5.750%, 08/15/10	175	173
Omnicare, Inc.
6.750%, 12/15/13	100	97
6.875%, 12/15/15	125	121
		612
Photography Equipment & Supplies — 0.3%
Eastman Kodak Co.
7.250%, 11/15/13	225	220

Printing & Publishing — 1.6%
Dex Media East LLC
12.125%, 11/15/12	292	326
Dex Media Finance/West
8.500%, 08/15/10	25	26
9.875%, 08/15/13	225	243
Houghton Mifflin Co.
8.250%, 02/01/11	225	231
Morris Publishing
7.000%, 08/01/13	275	260
Nebraska Book Co., Inc.
8.625%, 03/15/12	275	258
		1,344
Restaurants — 0.5%
O’Charley’s, Inc.
9.000%, 11/01/13	200	208
The Restaurant Company
10.000%, 10/01/13	225	208
		416
Retail — 2.6%
Amazon.com, Inc.*
4.750%, 02/01/09	325	316
Amerigas Part/Eagle Fin
7.125%, 05/20/16	275	271
AutoNation, Inc. 144A@
7.000%, 04/15/14	75	75
7.507%, 04/15/13	75	76
Dollar Financial Group, Inc.
9.750%, 11/15/11	130	142

	Par	Value
	(000)	(000)†

GSC Holdings Corp.
8.000%, 10/01/12	750	773
Pathmark Stores, Inc.
8.750%, 02/01/12	225	218
Real Mex Restaurants Inc.
10.000%, 04/01/10	125	131
The Pantry, Inc.
7.750%, 02/15/14	200	201
		2,203
Services - Commercial — 2.0%
Brickman Group Ltd.
11.750%, 12/15/09	150	160
Digicel Limited 144A @ ^
9.250%, 09/01/12	300	311
Education Management LLC 144A @
10.250%, 06/01/16	550	562
Interface, Inc.
10.375%, 02/01/10	350	382
9.500%, 02/01/14	25	26
Mac-Gray Corp.
7.625%, 08/15/15	200	204
		1,645
Special Purpose Entity — 0.9%
AAC Group Holding Corp 144A @ +
11.962%, 10/01/12	150	125
Canwest Media Inc.
8.000%, 09/15/12	287	284
Crystal US Holdings 3 LLC +
8.365%, 10/01/14	66	53
JSG Funding PLC, Sr. Subordinated
7.750%, 04/01/15	100	95
Stripes Acq/Susser Financial 144A @
10.625%, 12/15/13	175	186
		743
Telecommunications — 13.6%
Allbritton Communications Co.
7.750%, 12/15/12	425	428
American Tower Corp.
7.250%, 12/01/11	50	51
7.500%, 05/01/12	25	26
3.000%, 08/15/12	150	281
7.125%, 10/15/12	200	205
Broadview Networks Holdings 144A@
11.375%, 09/01/12	125	127
Canadian Satellite Radio 144A@ ^
12.750%, 02/15/14	125	123
Centennial Communication
10.000%, 01/01/13	75	76
10.125%, 06/15/13	275	292
Citizens Communications Co
6.250%, 01/15/13	125	121
9.000%, 08/15/31	300	322
DirecTV Holdings
8.375%, 03/15/13	125	129
6.375%, 06/15/15	425	400
Dobson Cellular Systems
9.875%, 11/01/12	150	161
Dobson Communications Corp.
8.875%, 10/01/13	225	223
GCI Inc.
7.250%, 02/15/14	150	145
Horizon PCS, Inc.
11.375%, 07/15/12	100	112
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/01/09	100	102

	Par	Value
	(000)	(000)†

Intelsat Bermuda Co., Ltd.
9.614%, 01/15/12	200	203
Intelsat Intermediate +
11.339%, 02/01/15	100	72
Intelsat Sub Holding Co., Ltd.
8.250%, 01/15/13	125	126
IPCS, Inc.
11.500%, 05/01/12	125	140
Level 3 Communications, Inc.
6.000%, 09/15/09	17	15
11.500%, 03/01/10	150	154
6.000%, 03/15/10	48	42
Level 3 Financing, Inc., Sr. Notes
10.750%, 10/15/11	75	78
Lucent Technologies, Inc.
6.500%, 01/15/28	125	111
Mobile services Group Inc., 144A@
9.750%, 08/01/14	150	154
Nextel Communications, Inc.
6.875%, 10/31/13	425	433
7.375%, 08/01/15	125	129
Nextel Partners, Inc.
8.125%, 07/01/11	200	210
Nordic Tel Co., Holdings 144A@
8.875%, 05/01/16	675	709
Nortel Networks LTD, 144A@
9.730%, 07/15/11	275	284
Panamsat Corp.
9.000%, 08/15/14	262	270
Qwest Corp.
7.875%, 09/01/11	250	263
8.875%, 03/15/12	225	246
8.640%, 06/15/13	225	241
7.500%, 10/01/14 144A@	375	387
Rogers Cable, Inc.
6.750%, 03/15/15	225	227
Rogers Wireless Communications, Inc.
9.625%, 05/01/11	250	282
8.000%, 12/15/12	825	877
7.500%, 03/15/15	100	107
Rural Cellular Corp.
9.875%, 02/01/10	125	130
10.899%, 11/01/12	75	77
Sirus Satellite Radio
9.625%, 08/01/13	225	220
Syniverse Technologies Inc.
7.750%, 08/15/13	200	193
US LEC Corp.
13.620%, 10/01/09	100	106
Valor Telecomm LLC
7.750%, 02/15/15	150	160
Wind Acquisition Fin SA 144A@
10.750%, 12/01/15	325	359
Windstream Corp. 144A@
8.625%, 08/01/16	1,000	1,070
		11,399
Textiles & Apparel — 0.7%
Invista 144A @
9.250%, 05/01/12	325	344
Tandus Group
9.750%, 02/15/10	250	249
		593
Transportation & Related Services — 0.6%
CHC Helicopter Corp.
7.375%, 05/01/14	150	141

	Par	Value
	(000)	(000)†

Evergreen International Aviation Inc.
12.000%, 05/15/10	75	81
Offshore Logistics, Inc.
6.125%, 06/15/13	225	211
TFM Sa De Cv
9.375%, 05/01/12	100	106
		539
Waste Management — 0.6%
Allied Waste North America, Inc.
9.250%, 09/01/12	100	107
Casella Waste Systems, Inc.
9.750%, 02/01/13	375	394
		501
TOTAL CORPORATE BONDS (Cost $76,246)		76,670

	Number of
	Shares
COMMON STOCK — 2.1%
Entertainment & Leisure — 0.4%
Progressive Gaming International*^	1,200	10
Regal Entertainment Group	15,625	310
		320
Hotels & Gaming — 0.1%
Lakes Entertainment, Inc.*	10,925	105

Oil & Gas — 0.2%
PNM Resources Inc.^	21	1
Williams Cos., Inc.	8,000	191
		192
Retail — 0.0%
Pathmark Stores, Inc.*^	1,532	15

Telecommunications — 1.3%
Citizens Communications Co.	9,400	132
Crown Castle International Corp.*	4,775	168
Dobson Communications Corp.*	1	0
Loral Space & Communications Ltd.*	6,149	162
Orbimage, Inc.*^	3,277	52
Rogers Wireless Communications, Inc.	7,125	391
Windstream Corp.	9,725	128
		1,033
Waste Management — 0.1%
Synagro Technologies, Inc.	24,100	102

TOTAL COMMON STOCKS (Cost $1,880)		1,767

PREFERRED SOCK — 2.0%
Automobiles & Related — 0.8%
Ford Motor Co. Cap TR II	7,150	240
General Motors Corp.	21,525	433
		673
Broadcast/Media — 0.2%
Ion Media Networks	16	1
Spanish Broadcasting System^	178	197
		198
Energy Resources & Services — 0.8%
Lucent Technologies Capital Trust	425	436
NRG Energy, Inc.	175	218
		654
Telecommunications — 0.1%
Loral Skynet Corp. ^	413	82
Pegasus Satellite Communications, Inc. *^	296	2
		84

	Number of	Value
	Shares	(000)†

Textiles & Apparel — 0.1%
Anvil Holdings, Inc. *^	13,020	44

TOTAL PREFERRED STOCKS (Cost $1,971)		1,653

WARRANTS — 0.0%
ASAT Finance 144A *^	100	—
IPCS, Inc. 144A@*^	300	—
KMC Telecom Holdings, Inc. 144A @*^	200	—
MDP Acquisitions Plc 144A@ *^	100	1
Orbimage, Inc.*^	612	6
Pathmark Stores, Inc. *^	2,350	1
SW Acquisition*^	1	—
TravelCenters of America, Inc.*^	1,800	5
TravelCenters of America, Inc.*^	500	2
UbiquiTel, Inc. 144A@*^	900	—

TOTAL WARRANTS (Cost $103)		15

SHORT-TERM INVESTMENTS — 4.4%

T. Rowe Price Reserve Investment Fund	3,689,138	3,689
(Cost $3,689)

TOTAL INVESTMENTS — 100.0% (Cost $83,889)(a)		$83,794

† See Security Valuation Note.

* Non-Income Producing Security.

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at September 30, 2006 is $2,616,000.

+++ Default security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2006, the cost for Federal income tax purposes was $83,900,732.  Net unrealized depreciation was $106,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,627,273 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,733,597.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — September 30, 2006 (Unaudited)

FLEXIBLY MANAGED FUND

	Number	Value
	of Shares	(000)†
COMMON STOCKS — 52.2%
Agricultural Products — 0.2%
Potash Corp. of Saskatchewan, Inc.#	28,400	$2,959

Banking — 2.2%
Royal Bank of Scotland Group Plc.	221,000	7,610
SunTrust Banks, Inc.	153,800	11,886
U.S. Bancorp	377,000	12,524
		32,020

Broadcast/Media — 3.3%
Comcast Corp.*#	240,500	8,862
EchoStar Communications Corp.* #	232,600	7,615
Liberty Media Holding Corp. - Capital Series A*	51,700	4,321
Liberty Media Holding Corp. - Interactive A*	361,000	7,357
Meredith Corp.	123,000	6,068
Time Warner, Inc.#	738,000	13,454
		47,677

Building Products & Supplies — 0.7%
American Standard Cos., Inc.#	60,400	2,535
Centex Corp.#	143,400	7,546
		10,081

Chemicals — 1.2%
Du Pont (E.I.) De Nemours and Co.#	421,000	18,036

Computer - Internet Services & Software — 0.7%
Juniper Networks, Inc.*#	613,000	10,593

Computer - Network Products & Services — 1.7%
Intel Corp.#	1,170,000	24,067

Computer Services & Software — 3.5%
First Data Corp.	351,700	14,771
Microsoft Corp.	1,341,000	36,649
		51,420

Consumer Products — 1.7%
Fortune Brands, Inc.	62,000	4,657
Hasbro, Inc.	368,300	8,379
Newell Rubbermaid, Inc.	390,200	11,050
		24,086

Diversified Operations — 5.1%
General Electric Co.	708,000	24,992
Honeywell International, Inc.	418,000	17,096
Tyco International Ltd.	1,119,900	31,346
		73,434

Energy Resources & Services — 1.9%
Entergy Corp.	152,000	11,891
Pinnacle West Capital Corp.#	136,900	6,167
PPL Corp.	302,000	9,936
		27,994

Finance — 3.6%
Ameriprise Financial, Inc.	230,000	10,787
H&R Block, Inc.#	385,400	8,379
JPMorgan Chase & Co.	289,000	13,571
Legg Mason, Inc.#	122,300	12,335
Prudential Financial, Inc.	92,100	7,023
		52,095

	Number	Value
	of Shares	(000)†

Food & Beverages — 2.5%
Anheuser-Busch Co., Inc.	133,000	6,319
Coca-Cola Co.	404,000	18,051
General Mills, Inc.#	201,000	11,377
		35,747

Insurance — 6.6%
American International Group, Inc.#	384,000	25,444
CIGNA Corp.	31,400	3,652
Genworth Financial, Inc.	352,500	5,897
Hartford Financial Services Group, Inc.	147,300	12,778
Marsh & McLennan Cos., Inc.#	1,079,000	30,374
White Mountains Insurance Group Ltd.	17,500	8,697
XL Capital Ltd.	138,000	9,481
		96,323
Manufacturing — 0.2%
Chemtura Corp.#	361,541	3,135

Medical Services & Equipment — 1.2%
Baxter International, Inc.	196,500	8,933
Cardinal Health, Inc.	131,000	8,612
		17,545
Medical Supplies & Equipment — 0.5%
Boston Scientific Corp.*	452,100	6,687

Metal Components & Products — 0.5%
Alcoa, Inc.	248,000	6,954

Metals & Mining — 1.0%
Newmont Mining Corp.	199,200	8,516
Teck Cominco Ltd. Class B	85,184	5,323
		13,839
Oil & Gas — 3.3%
Baker Hughes, Inc.	81,000	5,524
Chevron Corp.#	71,880	4,662
CNX Gas Corp.*	137,000	3,174
Murphy Oil Corp.#	570,400	27,122
Total SA - ADR #	119,400	7,873
		48,355

Paper & Related Products — 1.3%
Bowater, Inc.#	223,200	4,591
International Paper Co.	427,000	14,787
		19,378
Pharmaceuticals — 3.4%
Merck & Co., Inc.	308,000	12,905
Pfizer, Inc.	599,000	16,988
Wyeth	398,000	20,234
		50,127

Printing & Publishing — 0.6%
New York Times Co.#	309,000	7,101
Washington Post Co. Class B	2,854	2,103
		9,204

Retail — 1.6%
CVS Corp.	177,500	5,701
Home Depot, Inc.#	427,000	15,487
The TJX Companies, Inc.	75,300	2,111
		23,299

	Number	Value
	of Shares	(000)†

Services - Commercial— 0.4%
ServiceMaster Co.	510,900	5,727

Telecommunications — 3.3%
AT&T, Inc.#	400,000	13,024
BellSouth Corp.	203,000	8,678
Sprint Nextel Corp.#	687,000	11,782
Telus Corp. Non Voting Shares	4,900	274
Telus Corp.	75,000	4,220
Verizon Communications, Inc.#	274,500	10,192
		48,170

TOTAL COMMON STOCKS (Cost $649,555)		758,952

	Par
	(000)
CORPORATE BONDS — 10.9%
Advertising — 0.3%
Lamar Advertising Co.#
2.875%, 12/31/10	$3,400	4,021

Apartments — 0.3%
United Dominion Realty Trust, Inc. 144A @
4.000%, 12/15/35	4,165	4,712

Biological Products — 0.1%
Invitrogen Corp.
3.250%, 06/15/25	1,020	984

Broadcast/Media — 1.4%
Echostar Communications Corp.
5.750%, 05/15/08	8,239	8,260
Liberty Media Holding Corp.
3.250%, 03/15/31	16,175	12,778
		21,038

Diversified Operations — 0.3%
Tyco International Ltd.
3.125%, 01/15/23	3,503	4,611

Energy Resources & Services — 0.3%
Teco Energy, Inc.
7.000%, 05/01/12	1,675	1,734
Williams Cos, Inc.
8.125%, 03/15/12	2,800	2,989
		4,723

Finance — 0.5%
General Motors Acceptance Corp.#
6.750%, 12/01/14	7,000	6,834

Food & Beverages — 0.7%
General Mills, Inc.
(0.0305%), 10/28/22+	13,643	10,045

Healthcare — 0.3%
LifePoint Hospitals, Inc.
3.250%, 08/15/25	5,003	4,528

	Par	Value
	(000)	(000)†

Insurance — 0.4%
American International Group, Inc.#
0.264%, 11/09/31+	1,721	1,205
USF&G Corp.
13.242%, 03/03/09+	4,784	4,204
		5,409

Medical Services & Equipment — 0.5%
Amgen, Inc. 144A @
0.375%, 02/01/13	7,153	7,233

Oil & Gas — 0.8%
Schlumberger Ltd.
1.500%, 06/01/23	2,934	5,072
2.125%, 06/01/23	4,326	7,019
		12,091

Pharmaceuticals — 1.2%
Roche Holdings, Inc.^
1.433%, 07/25/21+	12,750	11,725
Valeant Pharmaceuticals International
4.000%, 11/15/13	5,990	5,623
		17,348

Retail — 0.8%
Amazon.com, Inc.
4.750%, 02/01/09	4,892	4,751
The TJX Companies, Inc.
(0.686%), 02/13/21+	6,977	6,506
		11,257

Telecommunications — 3.0%
Crown Castle International Corp.
4.000%, 07/15/10	1,700	5,616
Lucent Technologies, Inc.
2.750%, 06/15/23 #	2,700	2,670
2.750%, 06/15/25	11,023	10,995
8.000%, 08/01/31	10,200	10,238
Nextel Communications, Inc.
7.375%, 08/01/15	13,750	14,186
		43,705
TOTAL CORPORATE BONDS (Cost $144,922)		158,539

	Number
	of Shares
PREFERRED STOCKS — 6.2%
Automobiles & Related — 1.8%
General Motors Corp.#	1,074,700	26,588

Chemical & Fertilizer — 0.2%
Hercules, Inc.	4,083	3,307

Consumer Products — 1.0%
Newell Financial Trust I 5.250%	299,300	13,693

Containers — 0.1%
Owens-Illinois, Inc.	48,400	1,696

	Number	Value
	of Shares	(000)†

Energy Resources & Services — 0.4%
NRG Energy, Inc.	4,200	5,240

Finance — 1.2%
Affiliated Managers Group, Inc.	150,000	7,763
E*TRADE Financial Corp.	111,100	3,457
Federal National Mortgage Association #	70	6,739
		17,959
Insurance — 1.2%
Aspen Insurance Holdings, Ltd.	94,900	4,864
Genworth Financial, Inc.	156,000	12,341
		17,205
Telecommunications — 0.3%
IPC Holdings Ltd.	136,100	3,913

TOTAL PREFERRED STOCKS (Cost $77,114)		89,601

	Par
	(000)
U.S. TREASURY NOTES —1.6%
U.S. Treasury Note
4.875%, 05/15/09 #	$11,815	11,883
U.S. Treasury Note
4.875%, 05/31/08 #	11,815	11,837

TOTAL U.S. TREASURY NOTES (Cost $23,597)		23,720

	Number
	of Shares
REAL ESTATE INVESTMENT TRUSTS — 0.3%

Paper & Related Products — 0.3%
Potlatch Holding Corp.#	104,521	3,878
(Cost $2,606)

SHORT-TERM INVESTMENTS — 13.4%
T. Rowe Price Reserve Investment Fund	195,395,930	195,396
(Cost $195,396)

	Par
	(000)
SECURITIES LENDING COLLATERAL—15.4%
Barclays Time Deposit
5.33%, 10/02/2006	$8,926	8,926
Bear Stearns Floating Rate Note
5.435% 10/02/2006	5,274	5,274
Cullinan Financial Corp.
5.30% 10/22/2006	17,796	17,796
Institutional Money Market Trust
5.307% 10/02/2006	137,996	137,996
Ixix Time Deposit
5.32% 10/02/2006	6,806	6,806
Morgan Stanley Variable Rate Note
5.435% 10/02/2006	24,937	24,937
Sedna Financial Floating Rate Note
5.30% 10/25/2006	16,230	16,230
Societe Generale Time Deposit
5.312% 10/02/2006	5,029	5,029

TOTAL SECURITIES LENDING COLLATERAL (Cost $222,994)		222,994

	Number	Value
	of Shares	(000)†

TOTAL INVESTMENTS — 100.0% (Cost $1,316,184)(a)		$1,453,080

† See Security Valuation Note.

* Non-Income Producing Security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at

September 30, 2006 is $11,724,900.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2006, the cost for Federal income tax purposes was $1,316,981,863.  Net unrealized appreciation was $136,098,246.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $153,083,700 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,985,454.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

GROWTH STOCK FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 79.6%
Aerospace & Defense — 0.4%
General Dynamics Corp.	8,400	$602

Agricultural Products — 0.5%
Monsanto Co.	15,700	738

Banking — 2.4%
Anglo Irish Bank Corp. Plc	58,200	956
Erste Bank der Oesterreichischen Sparkassen AG	14,865	926
Northern Trust Corp.	15,800	923
UniCredito Italiano SpA	105,800	878
		3,683
Broadcast/Media — 2.8%
Grupo Televisa S.A. ADR	30,900	657
Harman International Industries, Inc.	11,900	993
Liberty Media Holding Corp. - Capital Series A*	11,530	964
Liberty Media Holding Corp. - Interactive A*	37,150	757
Viacom, Inc., Class B*	23,900	889
		4,260
Building & Real Estate — 0.6%
Lennar Corp.#	19,100	864

Cable Operators — 0.3%
EchoStar Communications Corp.*#	13,400	439

Computer - Internet Services & Software — 3.0%
eBay, Inc.*#	14,700	417
Google, Inc.*	4,200	1,688
Juniper Networks, Inc.*#	56,400	975
Yahoo!, Inc.*#	58,800	1,486
		4,566
Computer - Network Products & Services — 1.6%
Cisco Systems, Inc.*	59,600	1,371
Intel Corp.#	22,500	463
International Game Technology, Inc.	16,500	685
		2,519
Computer Services & Software — 4.8%
Adobe Systems, Inc.*	22,400	839
Affiliated Computer Services, Inc.*	10,600	550
Automatic Data Processing, Inc.	32,500	1,539
EMC Corp.*	57,300	686
First Data Corp.	11,000	462
Intuit, Inc.*	16,900	542
Microsoft Corp.	78,275	2,139
Oracle Corp.*	34,600	614
		7,371
Computers & Office Equipment — 1.0%
Apple Computer, Inc.*	12,400	955
Dell, Inc.*#	21,600	494
		1,449
Consumer Products — 0.8%
NIKE, Inc.#	7,600	666
Reckitt Benckiser Plc	13,600	564
		1,230
Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	22,112	1,371

Distribution Services — 0.1%
Fastenal Co.	3,700	143

	Number of	Value
	Shares	(000)†

Diversified Operations — 3.9%
General Electric Co.	145,700	5,144
Tyco International Ltd.	30,600	856
		6,000
Electronic Components & Semiconductors — 4.3%
Analog Devices, Inc.	26,400	776
Applied Materials, Inc.	48,700	864
Garmin Ltd.#	7,800	380
Marvell Technology Group, Ltd.*#	66,400	1,286
Maxim Integrated Products, Inc.	39,400	1,106
Samsung Electronics Co.	692	486
Texas Instruments, Inc.#	18,700	621
Xilinx, Inc.	45,200	992
		6,511
Entertainment & Leisure — 0.4%
Carnival Corp.#	13,700	644

Finance — 12.2%
American Express Co.	36,900	2,069
Charles Schwab Corp.	53,000	949
Citigroup, Inc.	41,200	2,047
Countrywide Financial Corp.#	19,500	683
E*TRADE Financial Corp.*	43,600	1,043
Franklin Resources, Inc.	9,000	952
Goldman Sachs Group, Inc.	5,600	947
Legg Mason, Inc.#	10,400	1,049
Morgan Stanley	15,200	1,108
Prudential Financial, Inc.	14,100	1,075
SLM Corp.	39,300	2,043
State Street Corp.	23,400	1,460
TD Ameritrade Holding Corp.	25,200	475
UBS AG	46,216	2,765
		18,665
Food & Beverages — 1.3%
InBev NV	5,600	308
PepsiCo, Inc.	18,000	1,175
Sysco Corp.#	13,200	442
		1,925
Healthcare — 3.1%
Humana, Inc.*	14,000	925
Medco Health Solutions, Inc.*	13,200	793
UnitedHealth Group, Inc.	61,800	3,041
		4,759
Hotels & Gaming — 0.9%
MGM Mirage, Inc.*	14,400	569
Wynn Resorts, Ltd.*#	11,300	768
		1,337
Insurance — 3.2%
Aetna, Inc.	19,200	759
American International Group, Inc.#	30,500	2,021
Hartford Financial Services Group, Inc.	9,700	841
WellPoint, Inc.*	16,400	1,264
		4,885
Machinery & Heavy Equipment — 1.8%
Danaher Corp.#	29,800	2,046
Deere & Co.#	6,400	537
Joy Global, Inc.	4,600	173
		2,756
Medical Services & Equipment — 4.4%
Amgen, Inc.*	26,000	1,860
Celgene Corp.*	14,700	637
Medtronic, Inc.	29,200	1,356

	Number of	Value
	Shares	(000)†

Quest Diagnostics, Inc.#	11,800	722
St. Jude Medical, Inc.*	12,000	424
Stryker Corp.	15,300	759
Zimmer Holdings, Inc.*#	14,000	945
		6,703
Medical Supplies & Equipment — 0.4%
Sepracor, Inc.*#	11,400	552

Metals & Mining — 0.7%
BHP Billiton, Ltd.	52,295	999

Oil & Gas — 5.1%
Baker Hughes, Inc.	19,900	1,357
EOG Resources, Inc.	7,800	507
Exxon Mobil Corp.	19,600	1,315
Murphy Oil Corp.#	14,700	699
Schlumberger Ltd.#	38,500	2,388
Total SA	22,540	1,479
		7,745
Pharmaceuticals — 5.4%
Caremark Rx, Inc.#	34,300	1,944
Eli Lilly & Co.	6,500	370
Genentech, Inc.*	15,500	1,281
Gilead Sciences, Inc.*#	16,300	1,120
Novartis AG	21,621	1,262
Pfizer, Inc.	13,000	368
Roche Holding AG	7,467	1,291
Wyeth	13,100	666
		8,302
Retail — 6.5%
Amazon.com, Inc.*#	23,600	758
Best Buy Co., Inc.#	6,650	356
Home Depot, Inc.#	29,600	1,074
Kohl’s Corp.*	31,100	2,019
PetSmart, Inc.#	28,700	796
Target Corp.#	22,500	1,243
Walgreen Co.	18,300	812
Wal-Mart de Mexico SA de CV ADR	8,800	299
Wal-Mart Stores, Inc.#	45,400	2,239
Whole Foods Market, Inc.	4,500	268
		9,864
Services - Commercial — 1.4%
Accenture Ltd.	66,300	2,102

Telecommunications — 4.8%
AMDOCS Ltd.*	24,300	962
America Movil S.A. de C.V. ADR Series L#	31,700	1,248
Corning, Inc.*	28,800	703
Crown Castle International Corp.*	36,000	1,269
Nokia, Oyj	11,500	228
Qualcomm, Inc.#	7,300	265
Rogers Wireless Communications, Inc.	20,600	1,130
Telefonaktiebolaget LM ERicsson, Class B	206,500	716
Telus Corp.	12,900	722
		7,243
Transportation & Related Services — 0.6%
Southwest Airlines Co.	51,900	865

TOTAL COMMON STOCKS (Cost $105,812)		121,092

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 2.0%
BlackRock Provident Institutional Funds - TempCash	388,146	388
BlackRock Provident Institutional Funds - TempFund	388,146	388
T. Rowe Price Reserve Investment Fund	2,323,911	2,324

TOTAL SHORT-TERM INVESTMENTS (Cost $3,100)		3,100

	Par
	(000)
SECURITIES LENDING COLLATERAL—18.4%

Barclays Bank Time Deposit	$1,111	1,111
5.33%, 10/02/2006
Bear Stearns Floating Rate Note	743	743
5.435%, 10/02/2006
Citigroup Variable Rate Master Note	837	837
5.32%, 10/02/2006
Cullinan Finance Corp. Variable Rate Bond	2,637	2,637
5.30%, 10/22/2006
Institutional Money Market Trust	13,889	13,889
5.307%, 10/02/2006
Ixis Time Deposit	847	847
5.32%, 10/02/2006
Morgan Stanley Floating Rate Note	3,564	3,564
5.435%, 10/02/2006
Morgan Stanley Floating Rate Note	451	451
5.425%, 10/02/2006
Sedna Financial Floating Rate Note	1,849	1,849
5.30%, 10/25/2006
Societe Generale Time Deposit	843	843
5.312%, 10/02/2006
Tango Finance Corp. Floating Rate Note	1,263	1,263
5.293%, 10/30/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $28,034)		28,034

TOTAL INVESTMENTS — 100.0% (Cost $136,946)(a)		$152,226

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At September 30, 2006, the cost for Federal income tax purposes was $137,080,965.  Net unrealized appreciation was $15,144,812.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,663,771 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,518,959.

COMMON STOCKS	% of Market
COUNTRY DIVERSIFICATION	Value
United States	87.5%	$105,912
Switzerland	4.4%	5,318
France	1.2%	1,479
Bermuda	1.1%	1,286
Australia	0.8%	999
Ireland	0.8%	956
Austria	0.8%	925
Italy	0.7%	878
Sweden	0.6%	716

	% of Market	Value
	Value	(000)†
Mexico	0.5%	657
United Kingdom	0.5%	564
Korea	0.4%	486
Cayman Islands	0.3%	380
Belgium	0.2%	308
Finland	0.2%	228
	100.0%	$121,092

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS —SEPTEMBER 30, 2006 (Unaudited)

LARGE CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 80.3%
Aerospace & Defense — 3.1%
Boeing Co.	4,000	$315
General Dynamics Corp.	28,600	2,050
Lockheed Martin Corp.	10,200	878
Northrop Grumman Corp.	21,200	1,443
Raytheon Co.#	68,300	3,279
Rockwell Collins, Inc.	10,800	592
		8,557
Agricultural Products — 0.6%
Monsanto Co.	34,400	1,617

Automobiles & Related — 0.3%
Honda Motor Co., Ltd. - ADR	26,700	898

Banking — 5.1%
Bank of America Corp.	86,240	4,620
Bank of New York Co., Inc.	93,280	3,289
Commerce Bancorp, Inc.#	29,200	1,072
Marshall & Ilsley Corp.	21,900	1,055
Mellon Financial Corp.	7,400	289
PNC Financial Services Group, Inc.	16,200	1,174
SunTrust Banks, Inc.	24,100	1,862
U.S. Bancorp	17,300	575
		13,936
Broadcast/Media — 1.7%
Comcast Corp.*#	111,400	4,101
News Corp.-Class B #	10,400	215
Time Warner, Inc.	20,900	381
		4,697
Chemicals — 0.7%
Praxair, Inc.	31,100	1,840

Computer - Internet Services & Software — 0.1%
Symantec Corp. *#	12,100	257

Computer - Network Products & Services — 0.6%
Sun Microsystems, Inc.*	321,200	1,596

Computer Services & Software — 0.9%
Automatic Data Processing, Inc.	48,897	2,315

Computers & Office Equipment — 0.9%
Hewlett-Packard Co. #	70,000	2,568

Consumer Products — 0.9%
Clorox Co.	37,400	2,356

Cosmetics & Toiletries — 4.5%
Kimberly-Clark Corp.	55,183	3,607
Procter & Gamble Co.	138,963	8,613
		12,220
Diversified Operations — 2.1%
Eaton Corp.	2,344	161
General Electric Co.	148,500	5,242
Illinois Tool Works, Inc.	7,700	346
		5,749
Energy Resources & Services — 6.0%
Ameren Corp. #	23,200	1,225
Consolidated Edison, Inc.	15,900	735
Dominion Resources, Inc.#	13,000	994
Emerson Electric Co.	41,500	3,480

	Number of	Value
	Shares	(000)†

Entergy Corp.	5,100	399
FPL Group, Inc.#	53,643	2,414
PG&E Corp.#	67,400	2,807
PPL Corp.#	32,200	1,059
Progress Energy, Inc.	27,800	1,262
Southern Co.#	54,500	1,878
		16,253
Finance — 4.9%
Citigroup, Inc.	103,147	5,123
Federal National Mortgage Association	28,000	1,565
Freddie Mac	20,000	1,327
JP Morgan Chase & Co.	82,200	3,860
Mitsubishi UFJ Financial Group, Inc.-ADR	81,500	1,044
Washington Mutual, Inc.	8,100	352
		13,272
Food & Beverages — 8.2%
Anheuser-Busch Co., Inc.	28,810	1,369
Campbell Soup Co.	95,500	3,486
Coca-Cola Co.	59,300	2,650
Coca-Cola Enterprises, Inc.	61,321	1,277
Diageo Plc ADR	49,502	3,517
Kellogg Co.#	17,900	886
Kraft Foods, Inc.#	165,600	5,905
PepsiCo, Inc.	49,900	3,256
		22,346
Healthcare — 0.1%
Medco Health Solutions, Inc.*	6,200	373

Instruments - Controls — 0.6%
Parker Hannifin Corp.	19,643	1,527

Insurance — 3.7%
ACE Ltd.	21,900	1,199
AFLAC, Inc.	25,871	1,184
American International Group, Inc.#	46,610	3,088
Chubb Corp.	2,800	145
Cincinnati Financial Corp.	4,600	221
Lincoln National Corp.#	15,200	944
MetLife, Inc.#	11,600	657
The Allstate Corp.	14,900	935
XL Capital Ltd	24,300	1,669
		10,042
Machinery & Heavy Equipment — 1.4%
Caterpillar, Inc.	39,200	2,579
Deere & Co.#	13,800	1,158
		3,737
Medical Services & Equipment — 1.4%
Baxter International, Inc.	83,394	3,791

Medical Supplies & Equipment — 2.0%
AstraZeneca PLC-ADR	30,000	1,875
Boston Scientific Corp.*	152,000	2,248
Sanofi-Aventis ADR #	28,600	1,272
		5,395
Metals & Mining — 2.4%
Barrick Gold Corp.#	112,100	3,444
Newmont Mining Corp.	74,800	3,198
		6,642
Oil & Gas — 6.6%
Baker Hughes, Inc.	18,800	1,282
El Paso Energy Corp.	100,300	1,368

	Number of	Value
	Shares	(000)†

Exxon Mobil Corp.	170,400	11,434
Schlumberger Ltd.	64,100	3,976
		18,060
Paper & Related Products — 1.2%
International Paper Co.#	97,280	3,369

Pharmaceuticals —10.4%
Abbott Laboratories	26,300	1,277
GlaxoSmithKline Plc ADR #	52,823	2,812
Johnson & Johnson	27,000	1,754
MedImmune, Inc.*#	34,107	996
Merck & Co., Inc.	40,600	1,701
Novartis AG ADR	96,100	5,616
Pfizer, Inc.	184,073	5,220
Schering-Plough Corp.	57,400	1,268
Teva Pharmaceutical Industries Ltd. ADR	55,800	1,902
Wyeth	111,100	5,649
		28,195
Retail — 2.7%
Federated Department Stores, Inc.	17,500	756
Kroger Co.	187,000	4,327
Wal-Mart Stores, Inc.#	43,900	2,165
		7,248
Services - Commercial — 1.2%
Fluor Corp.	17,700	1,361
IAC/InterActiveCorp.*#	65,500	1,884
		3,245
Telecommunications — 4.1%
AT&T, Inc.#	173,220	5,640
BellSouth Corp.	59,300	2,535
Sprint Nextel Corp.#	37,000	635
Verizon Communications, Inc.#	66,840	2,482
		11,292
Transportation & Related Services — 0.7%
Union Pacific Corp.	21,600	1,901

Waste Management — 1.2%
Waste Management, Inc.	92,372	3,388

TOTAL COMMON STOCKS (Cost $185,311)		218,682

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Provident Institutional Funds - TempCash	4,375,503	4,376
BlackRock Provident Institutional Funds - TempFund	4,375,503	4,375

TOTAL SHORT-TERM INVESTMENTS (Cost $8,751)		8,751

	Par
	(000)
SECURITIES LENDING COLLATERAL—16.5%
Barclays Time Deposit	$2,045	2,045
5.33%, 10/02/2006
Bear Stearns Floating Rate Note	2,692	2,692
5.435%, 10/02/2006
Cullinan Finance Corp Varaible Rate Bank Deposit	2,479	2,479
5.30%, 10/22/2006
Greenwich Capital Floating Rate Note	428	428
5.284%, 10/31/2006

	Par	Value
	(000)	(000)†

HSH Nordbank Certificate of Deposit	2,160	2,160
5.28%, 10/22/2006
Institutional Money Market Trust	26,054	26,054
5.307%, 10/02/2006
Ixis Time Deposit	1,559	1,559
5.32%, 10/02/2006
Morgan Stanley Floating Rate Commercial Paper	314	314
5.435%, 10/02/2006
Morgan Stanley Variable Rate Commercial Paper	4,436	4,436
5.435%, 10/02/2006
Societe Generale Time Deposit	1,022	1,022
5.312%, 10/02/2006
Tango Finance Corp Floating Rate Note	1,561	1,561
5.293%, 10/30/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $44,750)		44,750

TOTAL INVESTMENTS — 100.0% (Cost $238,812)(a)		$272,183

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At September 30, 2006, the cost for Federal income tax purposes was $239,656,114.  Net unrealized appreciation was $32,526,584.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,607,836 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,081,252.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

LARGE CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 80.9%
Advertising — 1.7%
Omnicom Group, Inc.	6,060	$567

Automobiles & Related — 3.1%
Harley-Davidson, Inc.#	7,720	485
Rockwell Automation, Inc.	9,870	573
		1,058
Banking — 4.3%
Fifth Third Bancorp	21,763	829
Wachovia Corp.#	11,440	638
		1,467
Chemicals — 3.8%
Ecolab, Inc.#	11,340	486
Praxair, Inc.	13,980	827
		1,313
Computer Services & Software — 6.0%
Electronic Arts, Inc.*	20,605	1,147
Microsoft Corp.	33,930	927
		2,074
Computers & Office Equipment — 1.6%
Dell, Inc.*	24,730	565

Diversified Operations — 5.7%
General Electric Co.	27,900	985
Illinois Tool Works, Inc.	21,910	984
		1,969
Electronic Components & Semiconductors — 4.9%
Linear Technology Corp.	7,955	248
Texas Instruments, Inc.#	35,880	1,193
Xilinx, Inc.	11,630	255
		1,696
Finance — 7.9%
CIT Group, Inc.	14,240	693
SLM Corp.	16,910	879
State Street Corp.	10,830	676
T. Rowe Price Group, Inc.	9,600	459
		2,707
Food & Beverages — 2.6%
Sysco Corp.#	26,380	882

Instruments - Controls — 1.9%
Johnson Controls, Inc.	9,300	667

Insurance — 4.6%
AFLAC, Inc.	15,150	693
American International Group, Inc.	13,240	877
		1,570
Machinery & Heavy Equipment — 1.6%
Dover Corp.	11,330	537

Medical Services & Equipment — 5.2%
Amgen, Inc.*	14,320	1,024
Medtronic, Inc.	11,070	514
St. Jude Medical, Inc.*	7,070	250
		1,788
Oil & Gas — 1.5%
Exxon Mobil Corp.	7,690	516

	Number of	Value
	Shares	(000)†

Pharmaceuticals — 8.9%
Alcon, Inc.*	6,450	739
Express Scripts, Inc.*	9,945	751
Gilead Sciences, Inc.*	16,100	1,106
Pfizer, Inc.#	15,210	431
		3,027
Restaurants — 2.1%
Starbucks Corp.*	20,870	711

Retail — 8.5%
Chico’s FAS, Inc.*#	17,930	386
Kohl’s Corp.*#	16,090	1,045
The TJX Companies, Inc.	20,160	565
Walgreen Co.#	20,480	909
		2,905
Services - Commercial — 1.7%
Cintas Corp.	14,430	589

Telecommunications — 2.2%
Qualcomm, Inc.	21,130	768

Transportation & Related Services — 1.1%
Southwest Airlines Co.	23,280	388

TOTAL COMMON STOCKS (Cost $25,596)		27,764

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Provident Institutional Funds - TempCash	384,234	384
BlackRock Provident Institutional Funds - TempFund	384,234	384

TOTAL SHORT-TERM INVESTMENTS (Cost $768)		768

	Par
	(000)
SECURITIES LENDING COLLATERAL— 16.9%
Barclays Time Deposit	$349	349
5.330%, 10/02/2006
Citigroup Variable Rate Master Note	480	480
5.320%, 10/02/2006
Institutional Money Market Trust	4,162	4,162
5.307%, 10/02/2006
Ixis Time Deposit	266	266
5.320%, 10/02/2006
Sedna Finance Floating Rate Note	460	460
5.300%, 10/25/2006
Societe Generale Time Deposit	73	73
5.312%, 10/02/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,790)		5,790

TOTAL INVESTMENTS —- 100.0% (Cost $32,154) (a)		$34,322

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2006, the cost for Federal income tax purposes was $32,193,601.  Net unrealized appreciation was $2,128,443.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,981,966 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $853,523.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

THE INDEX 500 FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 82.1%

Advertising — 0.2%
Interpublic Group of Cos., Inc.*	8,525	$84
Monster Worldwide, Inc.*	2,482	90
Omnicom Group, Inc.	3,322	311
		485
Aerospace & Defense — 1.7%
Boeing Co.	15,374	1,212
General Dynamics Corp.	7,802	559
Lockheed Martin Corp.	6,886	593
Northrop Grumman Corp.	6,663	453
Raytheon Co.#	8,678	417
Rockwell Collins, Inc.	3,315	182
United Technologies Corp.	19,562	1,239
		4,655
Agricultural Products — 0.3%
Archer-Daniels Midland Co.	12,682	480
Monsanto Co.	10,498	494
		974
Automobiles & Related — 0.6%
Ford Motor Co.	36,380	294
General Motors Corp. #	10,939	364
Genuine Parts Co.	3,313	143
Goodrich Corp.	2,412	98
Goodyear Tire & Rubber Co.*#	3,429	50
Harley-Davidson, Inc.	5,071	318
Navistar International Corp.*	1,193	31
PACCAR, Inc.	4,822	275
Rockwell Automation, Inc.	3,402	197
		1,770
Banking — 4.9%
AmSouth Bancorp	6,623	192
Bank of America Corp.	87,535	4,689
Bank of New York Co., Inc.	14,759	520
BB&T Corp.	10,386	455
Comerica, Inc.	3,137	179
Commerce Bancorp, Inc.#	3,607	132
Compass Bancshares, Inc.#	2,502	143
Fifth Third Bancorp	10,790	411
First Horizon National Corp.	2,397	91
Golden West Financial Corp.	5,140	397
Huntington Bancshares, Inc.	4,594	110
KeyCorp	7,800	292
M&T Bank Corp.	1,502	180
Marshall & Ilsley Corp.	4,918	237
Mellon Financial Corp.	7,957	311
National City Corp.#	11,698	428
North Fork Bancorp, Inc.	9,009	258
Northern Trust Corp.	3,624	212
PNC Financial Services Group, Inc.	5,695	413
Regions Financial Corp.#	8,793	323
Sovereign Cap Trust	6,936	149
SunTrust Banks, Inc.	7,055	545
U.S. Bancorp	34,372	1,142
Wachovia Corp.#	31,623	1,765
Zions Bancorp	2,063	165
		13,739
Broadcast/Media — 2.1%
CBS Corp Class B #	15,098	425
Clear Channel Communications, Inc.	9,598	277
Comcast Corp.*#	40,476	1,492
Gannett Co., Inc.#	4,571	260

	Number of	Value
	Shares	(000)†

Harman International Industries, Inc.	1,260	105
McGraw-Hill Cos., Inc.	6,806	395
Meredith Corp.	753	37
News Corp.-Class A	45,194	888
Time Warner, Inc.#	78,659	1,434
Univision Communications, Inc.*#	4,852	167
Viacom, Inc., Class B*	13,721	510
		5,990
Building & Real Estate — 0.2%
D.R. Horton, Inc.	5,268	126
KB Home #	1,518	66
Lennar Corp. #	2,676	121
Pulte Homes, Inc.#	4,094	131
		444
Building Products & Supplies — 0.2%
American Standard Cos., Inc.#	3,374	142
Centex Corp.#	2,292	120
Masco Corp.#	7,699	211
Vulcan Materials Co.#	1,866	146
		619
Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,261	283
Dow Chemical Co.	18,554	723
Du Pont (E.I.) De Nemours and Co.	17,828	764
Eastman Chemical Co.	1,591	86
Ecolab, Inc.	3,455	148
Hercules, Inc.*	2,192	35
Pall Corp.	2,414	74
PPG Industries, Inc.	3,194	214
Praxair, Inc.	6,234	369
Rohn & Haas Co.	2,776	131
Sigma-Aldrich Corp.	1,283	97
		2,924
Computer - Internet Services & Software — 1.3%
eBay, Inc.*#	22,721	644
Google, Inc.*	4,120	1,656
Juniper Networks, Inc.*#	10,942	189
Symantec Corp.*#	19,132	407
Yahoo!, Inc.*#	24,042	608
		3,504
Computer - Network Products & Services — 2.2%
Cisco Systems, Inc.*	118,070	2,716
Intel Corp. #	111,559	2,295
International Game Technology, Inc.	6,564	272
Network Appliance, Inc.*	7,202	266
Sun Microsystems, Inc.*	67,872	337
Symbol Technologies, Inc.	4,911	73
Verisign, Inc.	4,741	96
		6,055
Computer Services & Software — 3.6%
Adobe Systems, Inc.*	11,201	419
Affiliated Computer Services, Inc.*	2,293	119
Autodesk, Inc.*	4,481	156
Automatic Data Processing, Inc.	10,745	509
BMC Software, Inc.*	3,964	108
CA Inc.	7,943	188
Citrix Systems, Inc.*	3,555	129
Computer Sciences Corp.*	3,321	163
Compuware Corp.*	7,204	56
Electronic Arts, Inc.*#	5,931	330
Electronic Data Systems Corp.#	10,011	245

	Number of	Value
	Shares	(000)†

EMC Corp.*	44,455	533
First Data Corp.	14,799	622
Intuit, Inc.*	6,608	212
Lexmark International, Inc.*	1,939	112
Microsoft Corp.	167,052	4,565
NCR Corp.*	3,485	137
Novell, Inc.*	6,556	40
Oracle Corp.*	78,012	1,384
Parametric Technology, Corp.*	2,159	38
Sabre Group Holdings Corp.	2,549	60
Unisys Corp.*	6,648	38
		10,163
Computers & Office Equipment — 2.5%
Apple Computer, Inc.*	16,449	1,267
Dell, Inc.*#	43,935	1,003
Hewlett-Packard Co.#	52,974	1,944
International Business Machines Corp.	29,434	2,412
Xerox Corp.*	18,919	294
		6,920
Consumer Products — 1.7%
Altria Group, Inc.	40,489	3,099
Brunswick Corp.	1,793	56
Clorox Co.	2,923	184
Fortune Brands, Inc.	2,917	219
Hasbro, Inc.	3,163	72
Mattel, Inc.	7,311	144
Newell Rubbermaid, Inc.	5,355	152
NIKE, Inc.	3,704	325
Reynolds American, Inc.	3,315	205
UST, Inc.#	3,110	171
V.F. Corp.	1,716	125
Whirlpool Corp.	1,512	127
		4,879
Containers — 0.1%
Ball Corp.	2,015	81
Bemis Co., Inc.	2,027	67
Pactiv Corp.*	2,668	76
Sealed Air Corp.	1,568	85
		309
Cosmetics & Toiletries — 1.9%
Alberto-Culver Co.	1,509	76
Avon Products, Inc.	8,658	266
Colgate-Palmolive Co.	9,988	620
Estee Lauder Cos., Inc.*	2,498	101
Kimberly-Clark Corp.	8,862	579
Procter & Gamble Co.	61,409	3,806
		5,448
Diversified Operations — 4.1%
3M Co.	14,568	1,084
Ashland Inc.	1,223	78
Eaton Corp.	2,901	200
Fisher Scientific International, Inc.*	2,406	188
General Electric Co.	199,665	7,048
Honeywell International, Inc.	15,839	648
Illinois Tool Works, Inc.	8,127	365
International Flavors & Fragrances, Inc.	1,525	60
ITT Corp.	3,571	183
Leggett & Platt, Inc.	3,494	88
Patterson Companies, Inc.*	2,687	90
Textron, Inc.#	2,442	214
Tyco International Ltd.	38,966	1,091
		11,337

	Number of	Value
	Shares	(000)†

Education — 0.1%
Apollo Group, Inc.*	2,706	133

Electronic Components & Semiconductors — 1.8%
Advanced Micro Devices, Inc.*#	9,397	234
Agilent Technologies, Inc.*	7,904	258
Altera Corp.*	6,949	128
Analog Devices, Inc.	6,824	201
Applied Materials, Inc.#	26,863	476
Broadcom Corp.*	9,070	275
Freescale Semiconductor, Inc., Class B*	7,846	298
Jabil Circuit, Inc.	3,572	102
KLA-Tencor Corp.	3,850	171
Linear Technology Corp.#	5,826	181
LSI Logic Corp.*	7,728	64
Maxim Integrated Products, Inc.	6,202	174
Micron Technology, Inc.*	14,116	246
Molex, Inc.	2,735	107
National Semiconductor Corp.	5,757	135
Novellus Systems, Inc.*	2,383	66
NVIDIA Corp.*	6,817	202
PMC-Sierra, Inc.*#	4,042	24
QLogic Corp.*	3,081	58
SanDisk Corp.*#	3,790	203
Sanmina-SCI Corp.*	10,305	39
Solectron Corp.*	17,688	58
Tektronix, Inc.	1,619	47
Teradyne, Inc.*	3,810	50
Texas Instruments, Inc. #	29,641	985
Xilinx, Inc.	6,573	144
		4,926
Energy Resources & Services — 3.1%
AES Corp.*	12,792	261
Allegheny Energy, Inc.*	3,183	128
Ameren Corp.#	3,981	210
American Electric Power Co., Inc.	7,619	277
American Power Conversion Corp.#	3,278	72
Centerpoint Energy, Inc.	6,029	86
CMS Energy Corp.*#	4,285	62
CONSOL Energy, Inc.	3,546	113
Consolidated Edison, Inc.	4,766	220
Constellation Energy Group, Inc.	3,474	206
Cooper Industries Ltd.	1,770	151
Dominion Resources, Inc.#	6,824	522
DTE Energy Co.	3,438	143
Duke Energy Corp.	24,234	732
Dynegy Inc.*	7,315	41
Edison International	6,301	262
Emerson Electric Co.	7,885	661
Entergy Corp.	4,029	315
Exelon Corp.#	12,948	784
FirstEnergy Corp.	6,379	356
FPL Group, Inc.#	7,821	352
KeySpan Corp.	3,385	139
NiSource, Inc.	5,276	115
PG&E Corp.#	6,731	280
Pinnacle West Capital Corp.#	1,924	87
PPL Corp.	7,368	242
Progress Energy, Inc.	4,900	222
Public Service Enterprise Group, Inc.	4,868	298
Southern Co.#	14,356	495
Teco Energy, Inc.#	4,040	63
TXU Corp.	8,923	558
Xcel Energy, Inc.	7,851	162
		8,615

	Number of	Value
	Shares	(000)†

Entertainment & Leisure — 0.7%
Carnival Corp.#	8,606	405
Harrah’s Entertainment, Inc.	3,593	239
The Walt Disney Co.#	40,425	1,249
		1,893
Fiber Optics — 0.0%
JDS Uniphase Corp.*	32,587	71

Finance — 8.8%
Ambac Financial Group, Inc.	2,048	169
American Express Co.	23,496	1,318
Ameriprise Financial, Inc.	4,714	221
Bear Stearns Cos., Inc. #	2,328	326
Capital One Financial Corp.	5,920	466
Charles Schwab Corp.	20,001	358
CIT Group, Inc.	3,845	187
Citigroup, Inc.	95,621	4,749
Countrywide Financial Corp.#	11,837	415
E*TRADE Financial Corp.*	8,262	198
Equifax, Inc.	2,449	90
Federal National Mortgage Association	18,720	1,047
Federated Investors, Inc.	1,752	59
Franklin Resources, Inc.	3,224	341
Freddie Mac	13,364	886
Goldman Sachs Group, Inc.	8,349	1,412
H&R Block, Inc.#	6,221	135
Janus Capital Group, Inc.	3,997	79
JP Morgan Chase & Co.	67,141	3,153
Legg Mason, Inc.#	2,536	256
Lehman Brothers Holdings, Inc.	10,390	767
MBIA, Inc.#	2,606	160
Merrill Lynch & Co., Inc.	17,145	1,341
Moody’s Corp.#	4,579	299
Morgan Stanley	20,732	1,512
Paychex, Inc.	6,546	241
SLM Corp.	7,930	412
State Street Corp.	6,404	400
Synovus Financial Corp.	6,267	184
T. Rowe Price Group, Inc.	5,061	242
Washington Mutual, Inc.	18,634	810
Wells Fargo Co. #	65,125	2,356
		24,589
Financial Services — 0.1%
Chicago Mercantile Exchange Holdings, Inc.#	687	329

Food & Beverages — 2.7%
Anheuser-Busch Co., Inc.	14,867	706
Brown-Forman Corp.	1,518	116
Campbell Soup Co.	4,460	163
Coca-Cola Co.	39,415	1,761
Coca-Cola Enterprises, Inc.	5,330	111
ConAgra Foods, Inc.	9,880	242
Constellation Brands, Inc.*	4,078	118
Dean Foods Co.*	2,581	109
General Mills, Inc.	6,823	386
Heinz (H.J.) Co.	6,411	269
Kellogg Co.#	4,833	239
McCormick & Co., Inc.	2,549	97
Molson Coors Brewing Co.	882	61
PepsiCo, Inc.	31,887	2,081
Sara Lee Corp.	14,701	236
Sysco Corp.	11,963	400
The Hershey Co.	3,396	182
The Pepsi Bottling Group, Inc.	2,627	93
Tyson Foods, Inc.	4,873	77
Wm. Wrigley Jr., Co.	4,240	195
		7,642

	Number of	Value
	Shares	(000)†

Forest Products — 0.0%
Plum Creek Timber Co.	3,466	118

Healthcare — 1.1%
Coventry Health Care, Inc.*	3,073	158
HCA-The Healthcare Corp.	8,199	409
Health Management Associates, Inc.	4,647	97
Humana, Inc.*	3,192	211
IMS Health, Inc.	3,897	104
Manor Care, Inc.	1,424	75
McKesson Corp.	5,789	305
Medco Health Solutions, Inc.*	5,684	342
Tenet Healthcare Corp.*	9,115	74
UnitedHealth Group, Inc.	26,052	1,282
		3,057
Hotels & Resorts — 0.2%
Hilton Hotels Corp.	7,461	208
Marriott International, Inc.#	6,645	257
Wyndham Worldwide Corp.*	3,875	108
		573
Human Resources — 0.0%
Robert Half International, Inc.	3,313	113

Instruments - Controls — 0.3%
Johnson Controls, Inc.	3,782	271
Millipore Corp.*	1,030	63
Parker Hannifin Corp.	2,325	181
PerkinElmer, Inc.	2,429	46
Thermo Electron Corp.*#	3,048	120
Waters Corp.*	1,981	90
		771
Insurance — 4.5%
ACE Ltd.	6,289	344
Aetna, Inc.	10,593	419
AFLAC, Inc.	9,598	439
American International Group, Inc.	50,262	3,330
Aon Corp.	6,082	206
Chubb Corp.	7,945	413
CIGNA Corp.	2,144	249
Cincinnati Financial Corp.	3,350	161
Genworth Financial, Inc.	8,800	308
Hartford Financial Services Group, Inc.	5,884	510
Lincoln National Corp.#	5,553	345
Loews Corp.	8,840	335
Marsh & McLennan Cos., Inc.#	10,645	300
MetLife, Inc.#	14,687	832
MGIC Investment Corp.	1,633	98
Principal Financial Group, Inc.	5,208	283
Progressive Corp.	14,935	367
Prudential Financial, Inc.	9,380	715
SAFECO Corp.	2,250	133
St. Paul Cos., Inc.	13,363	627
The Allstate Corp.	12,175	764
Torchmark Corp.	1,913	121
UnumProvident Corp.#	6,624	128
WellPoint, Inc.*	11,987	924
XL Capital Ltd	3,487	239
		12,590
Machinery & Heavy Equipment — 0.8%
Black & Decker Corp.	1,432	114
Caterpillar, Inc.	12,682	835
Cummins, Inc.	1,016	121
Danaher Corp.	4,576	314
Deere & Co. #	4,471	375
Dover Corp.	3,936	187
Ingersoll-Rand Co.	6,222	236
Snap-On, Inc.	1,122	50
Stanley Works	1,565	78
		2,310

	Number of	Value
	Shares	(000)†

Medical Services & Equipment — 2.1%
Amgen, Inc.*	22,640	1,619
Bausch & Lomb, Inc.	1,039	52
Baxter International, Inc.	12,617	574
Becton, Dickinson & Co.	4,732	334
Biomet, Inc.	4,735	152
C.R. Bard, Inc.	2,002	150
Cardinal Health, Inc.	7,843	516
Genzyme Corp.*	5,055	341
Laboratory Corp. of America Holdings*	2,421	159
Medtronic, Inc.	22,229	1,032
Quest Diagnostics, Inc.#	3,126	191
St. Jude Medical, Inc.*	6,820	241
Stryker Corp.	5,740	285
Zimmer Holdings, Inc.*#	4,694	317
		5,963
Medical Supplies & Equipment — 0.1%
Boston Scientific Corp.*	22,782	337

Metal Components & Products — 0.6%
Alcoa, Inc.	16,766	470
Allegheny Technologies, Inc.	1,945	121
Freeport-McMoRan Copper & Gold, Inc.	3,799	203
Nucor Corp.#	5,963	295
Phelps Dodge Corp.	3,945	334
United States Steel Corp.	2,380	137
		1,560
Metals & Mining — 0.1%
Newmont Mining Corp.	8,697	372

Office Equipment & Services — 0.1%
Pitney Bowes, Inc.	4,284	190

Office Supplies — 0.0%
Avery Dennison Corp.	1,825	110

Oil & Gas — 7.9%
Anadarko Petroleum Corp.	8,886	390
Apache Corp.	6,367	402
Baker Hughes, Inc.	6,362	434
BJ Services Co.	5,785	174
Chesapeake Energy Corp.#	7,318	212
Chevron Corp. #	42,511	2,757
ConocoPhillips	31,870	1,897
Devon Energy Corp.	8,530	539
El Paso Energy Corp.	13,460	184
EOG Resources, Inc.	4,692	305
Exxon Mobil Corp.	114,982	7,715
Halliburton Co.	19,943	567
Hess Corp.#	4,666	193
Kinder Morgan, Inc.	2,072	217
Marathon Oil Corp.	6,927	533
Murphy Oil Corp.#	3,613	172
Nabors Industries Ltd.*#	6,112	182
National-Oilwell Varco, Inc.*	3,392	199
NICOR, Inc.	861	37
Noble Corp.	2,652	170
Occidental Petroleum Corp.	16,663	802
Peoples Energy Corp.	744	30
Rowan Cos., Inc.	2,135	68
Schlumberger Ltd.#	22,900	1,420
Sempra Energy	5,052	254
Smith International, Inc.	3,877	151
Sunoco, Inc.	2,522	157
Transocean, Inc.*	6,093	446
Valero Energy Corp.	11,853	610
Weatherford International, Ltd.*#	6,692	279
Williams Cos., Inc.	11,523	275
XTO Energy, Inc.	7,073	298
		22,069

	Number of	Value
	Shares	(000)†

Paper & Related Products — 0.3%
International Paper Co.#	8,792	305
Louisiana-Pacific Corp.	2,034	38
MeadWestvaco Corp.	3,504	93
Temple-Inland, Inc.	2,103	84
Weyerhaeuser Co.	4,762	293
		813
Pharmaceuticals — 6.4%
Abbott Laboratories	29,549	1,435
Allergan, Inc.	2,916	328
AmerisourceBergen Corp.	3,898	176
Applera Corp. - Applied Biosystems Group	3,524	117
Barr Pharmaceuticals, Inc.*	2,055	107
Biogen Idec, Inc.*	6,645	297
Bristol-Myers Squibb Co.	38,035	948
Caremark Rx, Inc.	8,256	468
Eli Lilly & Co.	19,020	1,084
Express Scripts, Inc.*	2,664	201
Forest Laboratories, Inc.*	6,149	311
Gilead Sciences, Inc.*#	8,835	607
Hospira, Inc.*	3,036	116
Johnson & Johnson	56,573	3,674
King Pharmaceuticals, Inc.*#	4,701	80
MedImmune, Inc.*#	4,630	135
Merck & Co., Inc.	42,088	1,763
Mylan Laboratories, Inc.	4,077	82
Pfizer, Inc.	141,024	3,999
Schering-Plough Corp.	28,650	633
Watson Pharmaceuticals, Inc.*	1,977	52
Wyeth	26,026	1,323
		17,936
Photography Equipment & Supplies — 0.1%
Eastman Kodak Co.	5,555	124

Printing & Publishing — 0.1%
Donnelley (R.R.) & Sons Co.	4,183	138
Dow Jones & Co., Inc.#	1,256	42
New York Times Co.#	2,794	64
Tribune Co.	3,687	121
		365
Real Estate — 0.0%
Realogy Corp.*	4,128	94

Restaurants — 0.7%
Darden Restaurants, Inc.	2,825	120
McDonald’s Corp.	23,718	928
Starbucks Corp.*	14,623	498
Wendy’s International, Inc.	2,275	152
Yum! Brands, Inc.	5,236	273
		1,971
Retail — 4.6%
Amazon.com, Inc.*#	6,077	195
AutoNation, Inc.*	2,965	62
AutoZone, Inc.*	1,020	105
Bed Bath & Beyond, Inc.*	5,458	209
Best Buy Co., Inc.#	7,863	421
Big Lots, Inc.*#	2,105	42
Circuit City Stores, Inc.#	2,726	69
Coach, Inc.*	7,076	243
Costco Wholesale Corp. #	9,051	450
CVS Corp.	15,887	510
Dillard’s, Inc.#	1,169	38
Dollar General Corp.	6,033	82
Family Dollar Stores, Inc.	2,932	86
Federated Department Stores, Inc.	10,512	454
Gap, Inc.	10,415	197
Home Depot, Inc.#	39,920	1,448
Kohl’s Corp.*	6,332	411
Kroger Co.	13,974	323
Limited Brands	6,569	174
Liz Claiborne, Inc.	1,995	79

	Number of	Value
	Shares	(000)†

Lowe’s Cos., Inc. #	29,551	829
Nordstrom, Inc.	4,417	187
Office Depot, Inc.*	5,478	217
OfficeMax, Inc.	1,435	59
Penney (J.C.) Co., Inc.#	4,336	297
RadioShack Corp.	2,624	51
Safeway, Inc.	8,599	261
Sears Holding Corp.*	1,608	254
Sherwin-Williams Co.	2,179	122
Staples, Inc.	14,051	342
SUPERVALU, Inc.	4,093	121
Target Corp.#	16,608	918
The TJX Companies, Inc.	8,693	244
Tiffany & Co.	2,671	89
Walgreen Co.#	19,495	865
Wal-Mart Stores, Inc. #	47,573	2,346
Whole Foods Market, Inc.	2,730	162
		12,962
Services - Commercial — 0.2%
Cintas Corp.	2,641	108
Convergys Corp.*	2,685	55
Fiserv, Inc.*	3,369	159
Fluor Corp.	1,694	130
		452
Telecommunications — 4.3%
ADC Telecommunications, Inc.*	2,267	34
Alltel Corp.	7,507	417
AT&T, Inc.#	75,124	2,446
Avaya, Inc.*	8,838	101
BellSouth Corp.	35,119	1,501
CenturyTel, Inc.	2,251	89
Ciena Corp.*	1,633	44
Citizens Communications Co.	6,205	87
Comverse Technology, Inc.*	3,906	84
Corning, Inc.*	30,167	736
Embarq Corp.	2,884	140
L-3 Communications Holdings, Inc.	2,379	186
Lucent Technologies, Inc.*	86,687	203
Motorola, Inc. #	47,386	1,185
Qualcomm, Inc.	31,949	1,161
Qwest Communications International, Inc.*#	30,953	270
Sprint Nextel Corp.#	57,780	991
Tellabs, Inc.*	8,659	95
The E.W. Scripps Co.	1,611	77
Verizon Communications, Inc.#	56,064	2,082
Windstream Corp.	9,169	121
		12,050
Textiles & Apparel — 0.0%
Jones Apparel Group, Inc.	2,182	71

Transportation & Related Services — 1.5%
Burlington Northern Santa Fe Corp.	7,000	514
CSX Corp.	8,578	282
FedEx Corp.	5,926	644
Norfolk Southern Corp.	8,003	353
Ryder Systems, Inc.	1,198	62
Southwest Airlines Co.	15,203	253
Union Pacific Corp.	5,209	458
United Parcel Service, Inc.	20,908	1,504
		4,070
Waste Management — 0.2%
Allied Waste Industries, Inc.*	4,905	55
Waste Management, Inc.	10,453	383
		438
Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.#	1,456	98

TOTAL COMMON STOCKS (Cost $221,548)		229,990

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS — 1.0%

Apartments — 0.2%
Apartment Investment & Management Co.#	1,883	102
Archstone-Smith Trust	4,143	226
Equity Residential Properties Trust	5,627	285
		613
Building & Real Estate— 0.1%
Kimco Realty Corp.	4,188	180

Diversified Operations — 0.1%
Vornado Realty Trust	2,357	257

Hotels & Resorts — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	4,212	241

Industrial — 0.1%
Prologis	4,740	270

Office Property — 0.2%
Boston Properties, Inc.	2,210	228
Equity Office Properties Trust #	6,771	269
		497
Regional Malls — 0.1%
Simon Property Group, Inc.#	4,277	388

Storage — 0.1%
Public Storage, Inc.	2,345	202

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,856)		2,648

RIGHTS — 0.0%

Seagate Tax Refund Rights	4,100	0
(Cost $0)

SHORT-TERM INVESTMENTS — 1.1%

BlackRock Provident Institutional Funds -TempCash	3,166	3,166
(Cost $3,166)

	Par
	(000)
U. S. TREASURY OBLIGATIONS—0.1%
U. S. Treasury Bill 5.000%, 11/09/06^^	$50	50
U. S. Treasury Bill 4.990%, 02/08/07^^	135	132

TOTAL U. S. TREASURY OBLIGATIONS
(Cost $182)		182

SECURITIES LENDING COLLATERAL—15.7%

Barclays Bank Time Deposit
5.33%, 10/02/2006	1,278	1,278
Bear Stearns Floating Rate Note
5.435%, 10/02/2006	27	27
Bear Stearns Floating Rate Commercial Paper
5.435%, 10/02/2006	152	152
Citigroup Variable Rate Master Note
5.32%, 10/02/2006	1,333	1,333
Cullinan Finance Corp. Variable Rate Bond
5.30%, 10/22/2006	6,606	6,606
Grenwich Capital Floating Rate Note
5.284%, 10/31/2006	60	60

	Par	Value
	(000)	(000)†

HSH Nordbank Certificate of Deposit
5.28%, 10/30/2006	594	594
Institutional Money Market Trust
5.307%, 10/02/2006	20,584	20,584
Ixis Time Deposit
5.32%, 10/02/2006	974	974
Morgan Stanley Variable Rate Commerical Paper
5.435%, 10/02/2006	7,768	7,768
Morgan Stanley Floating Rate Commerical Paper
5.425%, 10/02/2006	918	918
5.435%, 10/02/2006	1,915	1,915
Sedna Financial Floating Rate Note
5.30%, 10/25/2006	264	264
Societe Generale Time Deposit
5.312%, 10/02/2006	1,434	1,434
Tango Finance Corp. Floating Rate Note
5.293%, 10/30/2006	92	92

TOTAL SECURITIES LENDING COLLATERAL (Cost $43,999)		43,999

TOTAL INVESTMENTS — 100.0% (Cost $270,751)(a)		$279,985

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

^^ Market value held as collateral for the open futures contract.

(a) At September 30, 2006, the cost for Federal income tax purposes was $273,079,326.  Net unrealized appreciation was $6,905,670.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $52,018,847 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $45,113,177.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

MID CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 82.3%
Advertising — 1.1%
Lamar Advertising Co. -Class A*	7,500	$401
Monster Worldwide, Inc.*	19,850	718
		1,119
Banking — 1.7%
East West Bancorp, Inc.	16,530	655
Northern Trust Corp.	11,370	664
The Colonial BancGroup, Inc. #	14,940	366
		1,685
Building & Real Estate — 0.7%
CB Richard Ellis Group, Inc. -Class A* #	28,330	697

Chemicals — 0.9%
Ecolab, Inc.	19,380	830

Computer - Internet Services & Software — 0.9%
aQuantive, Inc.*	35,410	836

Computer - Network Products & Services — 3.8%
F5 Networks Inc.*	7,590	408
International Game Technology, Inc.	45,530	1,889
Network Appliance, Inc.*	22,200	822
Polycom, Inc.* #	25,290	620
		3,739
Computer Services & Software — 5.5%
Akamai Technologies, Inc.*	28,610	1,430
Citrix Systems, Inc.*	25,400	920
Cognizant Technology Solutions Corp. -Class A*	8,910	660
Electronic Arts, Inc.*	22,830	1,271
Itron, Inc.* #	10,530	588
Salesforce.com, Inc.* #	14,340	515
		5,384
Computers & Office Equipment — 0.1%
Riverbed Technology. Inc.*	3,380	66

Cosmetics & Toiletries — 0.4%
Alberto-Culver Co. *	8,290	419

Diversified Operations — 0.6%
Harsco Corp.	7,870	611

Electronic Components & Semiconductors — 8.1%
AMETEK, Inc.	15,260	665
ASML Holding N.V.*	25,310	589
Benchmark Electronics, Inc.*	18,320	492
Integrated Device Technology, Inc.*	34,670	557
KLA-Tencor Corp.	12,810	570
MEMC Electronic Materials, Inc.* #	15,930	583
Micron Technology, Inc.*	43,160	751
NVIDIA Corp.*	36,340	1,075
SanDisk Corp.* #	21,170	1,133
Silicon Laboratories, Inc.*	21,040	653
Varian Semiconductor Equipment Associates, Inc.*	21,705	797
		7,865

Energy Resources & Services — 1.2%
Energy Conversion Devices, Inc.*	6,320	234
McDermott International, Inc.*	11,870	496
Questar Corp. #	4,830	395
		1,125

	Number of	Value
	Shares	(000)†

Entertainment & Leisure — 0.6%
Scientific Games Corp. -Class A*	19,550	622

Fiber Optics — 1.0%
Finisar Corp.* #	128,790	467
JDS Uniphase Corp.*	237,820	521
		988

Finance — 4.4%
Affiliated Managers Group, Inc.* #	9,485	949
E*TRADE Financial Corp.*	27,920	668
Jefferies Group, Inc.	16,340	466
Nasdaq Stock Market, Inc.*	25,250	764
T. Rowe Price Group, Inc.	31,120	1,489
		4,336
Financial Services - Diversified — 0.4%
MoneyGram International, Inc.	13,130	382

Food & Beverages — 1.2%
Campbell Soup Co.	12,090	441
The Hershey Co.	3,510	188
The Pepsi Bottling Group, Inc.	15,510	551
		1,180
Healthcare — 1.1%
Coventry Health Care, Inc.*	11,110	572
Universal Health Services, Inc. -Class B	8,860	531
		1,103
Hotels & Gaming — 1.1%
WMS Industries, Inc.*	1,730	51
Wynn Resorts, Ltd.* #	14,650	996
		1,047
Hotels & Resorts — 1.9%
Hilton Hotels Corp. #	14,690	409
Host Hotels & Resorts, Inc. #	15,904	365
Starwood Hotels & Resorts Worldwide, Inc.	18,480	1,057
		1,831
Human Resources — 0.6%
Manpower, Inc.	8,840	542

Instruments - Controls — 0.9%
Thermo Electron Corp.* #	22,450	883

Insurance — 0.9%
Arch Capital Group Ltd.*	6,790	431
HCC Insurance Holdings, Inc.	12,420	408
		839
Machienery & Heavy Equipment — 0.5%
Gardner Denver, Inc.*	14,220	470

Manufacturing — 1.7%
General Cable Corp. *	14,850	567
Roper Industries, Inc. #	16,830	753
Trinity Industries, Inc.	11,700	376
		1,696

Medical Services & Equipment — 7.0%
Celgene Corp.* #	25,790	1,117
Covance, Inc.*	9,960	661
Dade Behring Holdings, Inc.	14,150	568
DaVita, Inc.*	12,580	728
DENTSPLY International, Inc.	14,940	450
Health Net, Inc.	10,400	453
Henry Schein, Inc.*	8,490	426
Intuitive Surgical, Inc.* #	7,910	834
Quest Diagnostics, Inc. #	19,610	1,199
Respironics. Inc.*	9,010	348
		6,784

	Number of	Value
	Shares	(000)†

Metal Components & Products — 2.0%
Allegheny Technologies, Inc.	8,010	498
Precision Castparts Corp.	23,050	1,456
		1,954
Oil & Gas — 6.0%
Cameron International Corp.* #	18,010	870
CNX Gas Corp.*	14,280	331
Denbury Resources, Inc.*	15,760	455
Grant Prideco, Inc.*	11,710	445
National-Oilwell Varco, Inc.*	13,990	819
Range Resources Corp.	35,045	885
Smith International, Inc.	19,560	759
Southwestern Energy Co.* #	12,340	369
Sunoco, Inc.	6,530	406
Ultra Petroleum Corp.*	10,060	484
		5,823
Pharmaceuticals — 3.8%
Allergan, Inc.	11,300	1,272
Express Scripts, Inc.*	14,820	1,119
Pharmaceutical Product Development, Inc.	25,450	908
Shire PLC- ADR	8,510	420
		3,719
Photography Equipment & Supplies — 0.7%
Cymer, Inc.* #	16,440	722

Restaurants — 0.3%
Ruby Tuesday, Inc.	11,640	328

Retail — 8.3%
Abercrombie & Fitch Co.	10,430	725
AnnTaylor Stores Corp.*	10,490	439
Circuit City Stores, Inc. #	25,950	652
Coach, Inc.*	51,030	1,755
Gymboree Corp.*	12,440	525
NBTY, Inc.*	13,910	407
Nordstrom, Inc.	27,900	1,180
The TJX Companies, Inc.	37,990	1,065
Under Armour, Inc.-Class A* #	15,840	634
Whole Foods Market, Inc.	12,690	754
		8,136
Services — 2.8%
Ctrip.com International ADR	8,140	366
Fiserv, Inc.*	11,910	561
Nutri/System, Inc.* #	20,060	1,249
VistaPrint Ltd.*	20,810	540
		2,716
Technology — 0.5%
Investment Technology Group, Inc.	11,890	532

Telecommunications — 5.6%
American Tower Corp. -Class A*	33,890	1,237
Ciena Corp.*	13,849	377
Crown Castle International Corp.*	29,030	1,023
Leap Wireless International, Inc.*	9,130	443
NII Holdings, Inc.*	32,030	1,991
Time Warner Telecom, Inc. -Class A*	21,830	415
		5,486
Textiles & Apparel — 0.6%
Guess?, Inc.*	10,980	533

Transportation & Related Services — 2.9%
C.H. Robinson Worldwide, Inc.	22,890	1,020
Continental Airlines, Inc. -Class B*	8,650	245
CSX Corp.	16,740	550
Landstar System, Inc.	10,580	452
US Airways Group, Inc.*	12,430	551
		2,818

	Number of	Value
	Shares	(000)†

Wholesale Distributor — 0.5%
WESCO International, Inc.*	7,980	463

TOTAL COMMON STOCKS
(Cost $71,363)		$80,309

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Provident Institutional Funds - Temp Cash	824,784	825
(Cost $825)

	Par
	(000)
SECURITIES LENDING COLLATERAL — 16.8%

Barclays Time Deposit
5.330%, 10/02/06	$1,066	1,066
Bear Stearns Floating Rate Note
5.435%, 10/02/06	363	363
Institutional Money Market Trust
5.307%, 10/02/06	13,117	13,117
Ixis Time Deposit
5.320%, 10/02/06	813	813
Societe Generale Time Deposit
5.312%, 10/02/06	86	86
Tango Financial Corp. Floating Rate Note
5.293%, 10/30/06	989	989

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,434)		16,434

TOTAL INVESTMENTS — 100.0% (Cost $88,622) (a)		$97,568

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At September 30, 2006, the cost for Federal income tax purposes was $88,699,199. Net unrealized appreciation was $8,869,253. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,686,957 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,817,704.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

MID CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 73.5%
Aerospace & Defense — 0.7%
Empresa Brasileira de Aeronautic ADR	27,400	$1,076

Automobiles & Related — 3.5%
Advance Auto Parts, Inc.	52,400	1,726
Harley-Davidson, Inc. #	31,000	1,945
United Rentals, Inc.* #	72,900	1,695
		5,366
Banking — 2.5%
Hudson City Bancorp, Inc.	132,400	1,754
IndyMac Bancorp, Inc. #	49,600	2,042
		3,796
Building & Real Estate — 9.4%
Beazer Homes USA, Inc.	17,200	671
Colonial Properties Trust	25,800	1,233
Developers Diversified Realty Corp.	22,200	1,238
Hovnanian Enterprises, Inc.* #	71,000	2,083
iStar Financial, Inc.	36,500	1,522
KB Home #	43,200	1,892
Lennar Corp. #	41,200	1,864
Meritage Homes Corp.* #	45,000	1,873
NVR, Inc.*	3,200	1,712
Pulte Homes, Inc. #	4,300	137
		14,225
Building Products & Supplies — 1.4%
Centex Corp. #	39,500	2,079

Computer - Internet Services & Software — 1.8%
Check Point Software Technologies, Ltd. *	75,100	1,431
McAfee, Inc.*	51,200	1,252
		2,683
Computer Services & Software — 2.3%
Lexmark International, Inc.*	33,200	1,914
Take-Two Interactive Software, Inc. *#	111,900	1,596
		3,510
Consumer Products — 1.3%
Whirlpool Corp. #	23,400	1,968

Diversifed Operations — 0.8%
Eaton Corp.	17,000	1,170

Electronic Components & Semiconductors — 0.7%
International Rectifier Corp. *	32,200	1,122

Energy Resources & Services — 8.0%
DPL, Inc.	57,000	1,546
Edison International	35,700	1,487
Entergy Corp.	2,300	180
Foundation Coal Holdings, Inc.	29,600	958
Mirant Corp.*	61,400	1,677
NRG Energy, Inc. *#	37,800	1,712
Peabody Energy Corp. #	49,900	1,835
TXU Corp.	43,300	2,707
		12,102
Entertainment & Leisure — 1.1%
Activision, Inc.* #	110,100	1,663

Finance — 1.3%
Bear Stearns Cos., Inc. #	13,700	1,919

	Number of	Value
	Shares	(000)†

Food & Beverages — 1.8%
Constellation Brands, Inc.*	59,900	1,724
Tyson Foods, Inc.	60,500	961
		2,685
Healthcare — 3.4%
Coventry Health Care, Inc.*	38,250	1,971
LifePoint Hospitals, Inc.*	43,400	1,533
NBTY, Inc.*	55,400	1,621
		5,125
Instruments - Controls — 0.5%
Johnson Controls, Inc.	10,800	775

Insurance — 4.6%
Aetna, Inc.	54,000	2,136
CIGNA Corp.	13,000	1,512
Endurance Specialty Holdings Ltd.	55,600	1,960
The PMI Group, Inc.	31,500	1,380
		6,988
Machinery & Heavy Equipment — 1.8%
Ingersoll-Rand Co.	23,200	881
Manitowoc Co., Inc.	300	13
Terex Corp.* #	41,900	1,895
		2,789
Manufacturing — 1.2%
Chicago Bridge & Iron Company N.V.	74,000	1,780

Medical Products — 0.3%
The Cooper Companies, Inc. #	8,800	471

Metal Components & Products — 3.8%
Cleveland Cliffs, Inc.	37,400	1,425
Phelps Dodge Corp.	29,400	2,490
Timken Co.	59,600	1,775
		5,690
Metals & Mining — 2.5%
Arch Coal, Inc. #	63,200	1,827
Joy Global, Inc.	52,900	1,990
		3,817
Oil & Gas — 9.6%
Canadian Natural Resources Ltd. #	45,000	2,051
Denbury Resources, Inc.*	71,700	2,072
National Fuel Gas Co.#	40,500	1,472
Quicksilver Resources, Inc.*#	52,800	1,685
Southwestern Energy Co.*#	53,600	1,601
Sunoco, Inc.	9,700	603
Talisman Energy, Inc.	103,000	1,687
Williams Cos., Inc.	75,100	1,793
XTO Energy, Inc.	37,242	1,569
		14,533
Pharmaceuticals — 2.8%
Omnicare, Inc. #	47,200	2,034
Shire PLC- ADR	44,500	2,198
		4,232
Retail — 3.4%
Aeropostale, Inc.*	26,300	769
Hot Topic, Inc.*	87,800	978
Ross Stores, Inc.	63,800	1,621
The TJX Companies, Inc. #	63,300	1,774
		5,142

	Number of	Value
	Shares	(000)†

Telecommunications — 2.2%
Arris Group, Inc. *#	146,300	1,677
L-3 Communications Holdings, Inc.	21,000	1,645
		3,322
Transportation & Related Services — 0.8%
Frontline Limited #	27,600	1,063
Ship Finance International Ltd.	5,340	106
		1,169
TOTAL COMMON STOCKS
(Cost $104,613)		111,197

REAL ESTATE INVESTMENT TRUSTS — 1.6%

Diversified Operations — 0.6%
First Industrial Realty Trust, Inc.	21,300	937

Healthcare — 0.6%
Health Care Property Investors, Inc.	10,100	314
Ventas, Inc.	14,300	551
		865
Real Estate — 0.4%
Annaly Captial Management, Inc.	51,300	674

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,356)		2,476

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Provident Institutional Funds - TempCash	1,199,771	1,200
BlackRock Provident Institutional Funds - TempFund	1,199,771	1,200
		2,400
TOTAL SHORT-TERM INVESTMENTS (Cost $2,400)		2,400

	Par
	(000)
SECURITIES LENDING COLLATERAL—23.3%
Barclays Bank Time Deposit	$1,532	1,532
5.330%, 10/02/2006
Bear Stearns Floating Rate Note	625	625
5.435%, 10/02/2006
Citigroup Variable Master Note	1,812	1,812
5.320%, 10/02/2006
Institutional Money Market Trust	21,736	21,736
5.307%, 10/02/2006
Ixis Time Deposit	1,168	1,168
5.320%, 10/02/2006
Morgan Stanley Floating Rate Note	1,687	1,687
5.435%, 10/02/2006
Sedna Financial Floating Rate Note	4,538	4,538
5.300%, 10/25/2006
Societe Generale Time Deposit	868	868
5.312%, 10/02/2006
Tango Finance Corporation Floating Rate Note	1,292	1,292
5.293%, 10/30/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $35,258)		35,258

	Number of	Value
	Shares	(000)†

TOTAL INVESTMENTS — 100.0% (Cost $144,627)(a)		$151,331

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At September 30, 2006, the cost for Federal income tax purposes was $144,762,908. Net unrealized appreciation was $6,568,240. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $13,324,362 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,756,122.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

STRATEGIC VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 82.8%

Advertising — 2.1%
Interpublic Group of Cos., Inc.* #	99,000	$980

Agricultural Products — 3.0%
Monsanto Co.	8,400	395
Potash Corp. of Saskatchewan, Inc.	2,000	208
The Mosaic Co.*	46,100	779
		1,382
Automobiles & Related — 1.6%
Genuine Parts Co.	16,900	729

Broadcast/Media — 1.8%
Clear Channel Communications, Inc.	28,200	814

Chemicals — 1.8%
Eastman Chemical Co.	15,500	837

Computer - Internet Services & Software — 2.0%
McAfee, Inc.*	35,800	876
Openwave Systems, Inc. *	6,800	64
		940
Computer Services & Software —5.4%
Cadence Design Systems, Inc.*	48,600	824
Sabre Group Holdings Corp.	46,300	1,083
Sybase, Inc.* #	24,200	587
		2,494
Consumer Products- 2.7%
American Greetings Corp.	21,200	490
Newell Rubbermaid, Inc.	14,700	416
Tupperware Brands Corp.	16,100	313
		1,219
Containers — 3.8%
Ball Corp.	22,200	898
Pactiv Corp.*	29,700	844
		1,742
Energy Resources & Services —9.0%
Ameren Corp. #	14,900	787
CMS Energy Corp.* #	52,700	761
Hubbell, Inc.	14,700	704
NiSource, Inc.	35,900	780
Northeast Utilities, Inc.	34,100	794
Puget Energy, Inc.	12,900	293
		4,119
Fiber Optics — 0.9%
JDS Uniphase Corp.*	188,800	413

Food & Beverages — 1.0%
OSI Restaurant Partners, Inc.	14,600	463

Insurance — 9.7%
ACE Ltd.	6,300	345
Aetna, Inc.	10,800	427
Conseco, Inc.*	30,900	649
Everest Re Group Ltd.	4,200	410
Genworth Financial, Inc. #	11,900	417
PartnerRe Ltd.	11,900	804
SAFECO Corp.	7,400	436
The PMI Group, Inc.	3,700	162
XL Capital Ltd	11,500	790
		4,440

	Number of	Value
	Shares	(000)†

Machinery & Heavy Equipment — 2.7%
CNH Global N.V.	6,040	140
Cummins, Inc.	3,600	429
Snap-On, Inc.	15,400	686
		1,255
Manufacturing — 1.0%
Chemtura Corp.	51,800	449

Metal Components & Products — 1.3%
Timken Co.	20,700	617

Oil & Gas — 4.7%
EOG Resources, Inc.	10,600	690
GlobalSantaFe Corp.	14,000	700
Halliburton Co.#	20,400	580
Southwest Gas Corp.	6,300	210
		2,180
Paper & Related Products — 2.4%
Bowater, Inc. #	21,300	438
MeadWestvaco Corp.	25,000	663
		1,101
Pharmaceuticals —3.6%
King Pharmaceuticals, Inc.* #	49,000	834
Mylan Laboratories, Inc.#	40,400	813
		1,647
Printing & Publishing — 3.9%
Donnelley (R.R.) & Sons Co.	27,952	921
R.H. Donnelley Corp. #	16,900	894
		1,815
Restaurants — 1.1%
Brinker International, Inc.	12,400	497

Retail — 6.7%
Federated Department Stores, Inc.	14,000	605
Foot Locker, Inc.	25,600	646
Kroger Co.	21,900	507
OfficeMax, Inc.	18,000	733
Safeway, Inc.	18,900	574
		3,065
Telecommunications — 8.3%
ADC Telecommunications, Inc.* #	36,700	551
Avaya, Inc.*	64,300	736
CenturyTel, Inc.	10,900	432
Embarq Corp.	10,300	498
Level 3 Communications, Inc.*	15,800	85
Qwest Communications International, Inc.*	103,600	903
Tellabs, Inc.*	54,000	592
		3,797
Waste Management - 0.9%
Allied Waste Industries, Inc.*	37,100	418

Wholesale Distributor — 1.4%
Grainger (W.W.), Inc.	9,300	623

TOTAL COMMON STOCKS (Cost $33,821)		38,036

	Number of	Value
	Shares	(000)†

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Hotels & Resorts — 1.7%
Host Hotels & Resorts, Inc.#	35,000	803
(Cost $463)

SHORT-TERM INVESTMENTS — 4.0%
BlackRock Provident Institutional
Funds - TempCash	927,292	928
BlackRock Provident Institutional
Funds - TempFund	927,295	927

TOTAL SHORT-TERM INVESTMENTS (Cost $1,855)		1,855

	Par
	(000)
SECURITIES LENDING COLLATERAL— 11.5%
Barclays Time Deposit Market	$385	385
5.330%, 10/02/2006
Institutional Money Market Trust	4,584	4,584
5.307%, 10/02/2006
Ixis Time Deposit	293	293
5.320%, 10/02/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,262)		5,262

TOTAL INVESTMENTS — 100.0% (Cost $41,401)(a)		$45,956

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2006, the cost for Federal income tax purposes was $41,520,981. Net unrealized appreciation was $4,434,748. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,403,433 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $968,685.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

SMALL CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 88.8%
Advertising — 1.1%
inVentiv Health, Inc.*	40,800	$1,307

Agricultural Products — 0.8%
The Andersons, Inc.	28,600	977

Banking — 0.5%
Greene County Bancshares, Inc.	2,050	75
Intervest Bancshares Corp.*	11,500	501
		576
Cable Operators — 2.2%
Encore Wire Corp.*#	72,700	2,566

Chemicals — 0.9%
Rentech, Inc.*#	215,900	1,000

Computer - Internet Services & Software — 4.0%
Perficient, Inc.*	130,000	2,038
Smith Micro Software, Inc.*	74,200	1,067
Stamps.com, Inc.*	80,000	1,525
		4,630
Computer - Network Products & Services — 4.4%
Aspen Techonolgy, Inc.*	94,300	1,030
Atheros Communications*#	44,000	798
Oplink Communications, Inc.*	54,000	1,079
The Knot, Inc.*	95,000	2,102
		5,009
Computer Services & Software — 9.7%
Axcelis Technologies, Inc.*	159,700	1,127
Concur Technologies, Inc.*	155,100	2,257
Itron, Inc.*#	40,000	2,232
JDA Software Group, Inc.*	31,900	492
Keane, Inc.*	29,300	422
MRO Software, Inc.*	58,300	1,497
SimpleTech, Inc.*	75,400	687
Sykes Enterprises, Inc.*	55,100	1,121
Tyler Technologies, Inc.*	102,100	1,320
		11,155
Electronic Components & Semiconductors — 4.5%
Cirrus Logic, Inc.*	116,000	846
Diodes, Inc.*	32,950	1,422
NovAtel, Inc.*	45,400	2,085
Rudolph Technologies, Inc.*	43,000	788
		5,141
Electronics - Semiconductors — 2.3%
Eagle Test Systems, Inc.*	70,000	1,157
Hittite Microwave Corp.*	33,600	1,495
		2,652
Energy Resources & Services — 3.4%
Atlas America, Inc.*	45,000	1,921
Comfort Systems USA, Inc.	82,400	944
Fuel Tech, Inc.*	70,000	1,042
		3,907
Entertainment & Leisure — 2.2%
Steiner Leisure Ltd.*	60,000	2,523

Finance — 1.2%
GFI Group, Inc.*	25,000	1,382

	Number of	Value
	Shares	(000)†

Financial Services — 0.9%
Huron Consulting Group, Inc.*	27,700	1,086

Food & Beverages — 3.7%
Boston Beer Company, Inc.*	23,600	775
MGP Ingredients, Inc.#	53,600	1,140
National Beverage Corp.* #	84,700	1,009
SunOpta, Inc.*	124,000	1,311
		4,235
Healthcare — 2.9%
Healthways, Inc.*	20,700	923
Psychiatric Solutions, Inc.*	70,000	2,387
		3,310
Home Furnishings - Housewares — 2.0%
American Woodmark Corp.#	32,800	1,105
Kimball International, Inc. - Class B	64,200	1,239
		2,344
Human Resources — 1.8%
AMN Healthcare Services, Inc.*	44,300	1,052
Kforce, Inc.*	85,100	1,015
		2,067
Insurance — 3.3%
American Physicians Capital, Inc.*	41,300	1,998
Safety Insurance Group, Inc.	38,000	1,849
		3,847
Machinery & Heavy Equipment — 3.6%
Applied Industrial Technologies, Inc.	16,650	406
Kadant, Inc.*	52,600	1,292
Newport Corp.*	61,700	1,005
The Gorman-Rupp Co.	8,800	288
The Middleby Corp.*	15,000	1,156
		4,147
Manufacturing — 5.5%
Brush Engineered Materials, Inc.*	20,500	510
Ceradyne, Inc.*	40,000	1,644
Chaparral Steel Co.*	46,800	1,594
Gehl Co.*	42,500	1,138
Superior Essex, Inc.*	42,600	1,459
		6,345
Medical Instruments & Devices — 0.5%
Foxhollow Technologies, Inc.*#	17,000	581

Medical Services — 3.4%
ICON Plc.*	16,600	1,172
MedCath Corp.*	59,600	1,793
PARAXEL International Corp.*	28,300	936
		3,901

Medical Services & Equipment — 2.6%
LifeCell Corp.*	94,200	3,035

Metal Components & Products — 2.1%
Dynamic Materials Corp.	38,600	1,252
LKQ Corp.*	55,000	1,208
		2,460
Oil & Gas — 2.7%
Arena Resources, Inc.*	6,800	218
Delek US Holdings, Inc.*	26,600	492
Giant Industries, Inc.	13,800	1,121
Gulf Island Fabrication, Inc.	9,500	248
Lufkin Industries, Inc.	18,500	979
		3,058

	Number of	Value
	Shares	(000)†

Retail — 8.4%
Charlotte Russe Holding, Inc.*	60,700	1,671
EZCORP, Inc.*	52,400	2,027
Gymboree Corp.*	33,400	1,409
Movado Group, Inc.	52,000	1,322
The Pantry, Inc.*	40,000	2,255
True Religion Apparel, Inc.*#	48,600	1,026
		9,710
Security Technology — 1.0%
VASCO Data Security International, Inc.*	106,300	1,101

Services - Commercial — 1.3%
Medifast, Inc.*	10,300	89
Teletech Holdings, Inc.*	87,000	1,361
		1,450
Telecommunications — 2.1%
Alaska Communications Systems Group, Inc.	99,500	1,320
Cbeyond, Inc.*	39,700	1,090
		2,410
Textiles & Apparel — 1.0%
Steven Madden, Ltd.*	29,989	1,177

Transportation & Related Services — 2.8%
Celadon Group, Inc.*	120,000	1,997
Hub Group, Inc.*	54,000	1,230
		3,227
TOTAL COMMON STOCKS (Cost $88,332)		102,316

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Finance — 0.5%
MFA Mortgage Investments, Inc.	74,800	557
(Cost $518)

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Provident Institutional Funds -
TempCash	215,446	215
BlackRock Provident Institutional Funds -
TempFund	215,447	216
TOTAL SHORT-TERM INVESTMENTS (Cost $431)		431

	Par
	(000)
SECURITIES LENDING COLLATERAL —10.3%
Barclays Bank Time Deposit
5.330%, 10/02/2006	$868	868
Institutional Money Market Trust
5.307%, 10/02/2006	10,343	10,343
Ixis Time Deposit
5.320%, 10/02/2006	662	662

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,873)		11,873

TOTAL INVESTMENTS — 100.0% (Cost $101,154)(a)		$115,177

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2006, the cost for Federal income tax purposes was $101,255,336. Net unrealized appreciation was $13,921,169. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,821,516 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,900,347.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 79.6%
Aerospace & Defense — 0.9%
Ducommun, Inc. *	17,696	$330
EDO Corp.	24,951	571
MTC Technologies, Inc.*	30,921	743
		1,644
Automobiles & Related — 2.7%
Commercial Vehicle Group, Inc.*	46,465	895
LoJack Corp.*	25,823	506
Tenneco, Inc.*	56,094	1,312
Wabash National Corp.	171,374	2,346
		5,059
Banking — 10.9%
Alabama National BanCorporation	20,938	1,429
Alliance Bankshares Corp.*	16,135	271
Bancorp, Inc.*	47,570	1,212
Berkshire Hills Bancorp, Inc.	16,912	602
Brookline Bancorp, Inc.	51,197	704
Cardinal Financial Corp.*	53,208	583
Central Pacific Financial Corp.	25,291	925
Citizens Banking Corp.#	52,836	1,387
Columbia Banking System Inc.	3,523	113
F.N.B. Corp.	24,949	416
Fidelity Bankshares, Inc.	34,533	1,347
First Financial Bankshare	843	32
Glacier Bancorp Inc.	13,414	458
IBERIABANK Corp	22,018	1,343
Irwin Financial Corp	25,588	501
MB Financial Inc	1,847	68
Midwest Banc Holdings, Inc.	31,818	777
Millenium Bankshares Corp.	35,267	309
Nexity Financial Corp.*	14,342	159
PFF Bancorp, Inc.	65,097	2,411
Placer Sierra Bancshares	34,342	763
Prosperity Bancshares, Inc.	19,295	657
Signature Bank*	50,780	1,571
Southcoast Financial Corp.*	14,268	303
Sterling Bancorp	14,885	293
Summit State Bank	10,795	140
Texas United Bancshares, Inc.	13,954	460
United Community Banks, Inc.	29,730	893
		20,127
Building & Real Estate — 1.0%
Beazer Homes USA, Inc.	14,036	548
Hovanian Enterprises, Inc.*#	16,956	497
Modtech Holdings, Inc. *	41,887	233
Ryland Group, Inc.#	11,549	499
WCI Communities, Inc.*#	7,283	127
		1,904
Building Maintainance & Services — 0.3%
Goodman Global, Inc. *	36,362	485

Building Products & Supplies — 0.6%
Builders Firstsource, Inc.*	11,009	168
Texas Industries, Inc.#	1,641	85
Universal Forest Products, Inc.	16,295	799
		1,052
Cable Operators — 1.6%
Anixter International, Inc.*#	29,670	1,675
RCN Corp.*	46,284	1,310
		2,985

	Number of	Value
	Shares	(000)†

Chemicals — 2.7%
Albemarle Corp.	26,239	1,426
American Vanguard Corp.	11,086	155
KMG Chemicals, Inc.	24,919	209
Minerals Technologies, Inc.	30,050	1,605
Penford Corp.	20,636	312
Uap Holding Corp.	55,576	1,188
		4,895
Computer - Internet Services & Software — 0.8%
Blackboard, Inc.*	8,937	237
eFunds Corp. *	49,873	1,206
		1,443
Computer - Network Products & Services — 1.9%
Foundry Networks, Inc.*	41,030	540
Hypercom Corp. *	63,023	427
Insight Enterprises, Inc.*	81,980	1,690
Intergraph Corp. *	16,825	721
Micros Systems, Inc.*	3,447	169
		3,547
Computer Services & Software — 3.0%
Commvault Systems Inc.	4,728	85
Electronics For Imaging Inc.*	19,729	451
Filenet Corp.*	23,889	832
JDA Software Group, Inc.*	60,604	935
Lawson Software, Inc. *	160,163	1,161
Parametric Technology, Corp.*	79,561	1,389
The Bisys Group, Inc.*#	38,111	414
Transactions Systems Architects, Inc.	8,499	292
		5,559
Consulting Services— 0.1%
MAXIMUS, Inc.	7,391	193

Consumer Products — 2.6%
Fossil, Inc.*#	55,029	1,185
Playtex Products, Inc.*	114,503	1,534
Prestige Brands Holdings, Inc.*	57,710	643
Select Comfort Corp.*#	65,057	1,423
		4,785
Cosmetics & Toiletries — 0.4%
Elizabeth Arden, Inc.*	46,995	759

Data Processing Management — 0.3%
Intermec, Inc. *	23,543	621

Distribution Services — 0.7%
NuCo2, Inc.*	15,665	421
Watsco, Inc.	20,792	957
		1,378
Diversified Operations — 0.4%
Actuant Corp.	7,900	396
Lydall, Inc.*	37,022	329
		725
Education — 0.3%
ITT Educational Services, Inc.*	8,775	582
New Oriental Educatio-SP ADR *	914	22
		604
Electronic Components & Semiconductors — 5.5%
Aeroflex, Inc*	99,971	1,028
ATMI, Inc.	26,874	781
Belden CDT Inc.	27,197	1,040
Brooks Automation, Inc.*	74,014	966
CyberOptics Corp.*	20,490	270
Emulex Corp.*	75,038	1,363

	Number of	Value
	Shares	(000)†

Entegris, Inc.*	68,253	745
Formfactor, Inc.*	6,524	275
Franklin Electric Co., Inc.	15,365	816
Integrated Device Technology, Inc.*	78,320	1,258
Tessera Technologies, Inc.*	46,018	1,601
		10,143
Energy Resources & Services — 4.7%
Baldor Electric Co.	15,786	487
Cleco Corp.	37,711	952
Comfort Systems USA, Inc.	61,959	710
Dynegy Inc.*	28,667	159
El Paso Electric Co.*	96,334	2,152
Empire District Electric Co.	2,063	46
Graftech International Ltd.*	209,787	1,225
MGE Energy, Inc.	4,317	140
Sierra Pacific Resources*	61,742	885
South Jersey Industries, Inc.	27,487	822
Unisource Energy Corp.	8,830	294
Westar Energy, Inc.	37,084	872
		8,744
Entertainment & Leisure — 0.4%
K2, Inc.*	70,470	827

Finance — 5.4%
Accredited Home Lenders Holding Co.*	61,402	2,207
Affiliated Managers Group, Inc.*#	8,477	849
Apollo Investment Corp.	77,656	1,593
BankUnited Financial Corp.	15,804	412
Capital Source, Inc.#	41,152	1,063
Financial Federal Corp.	48,338	1,295
First Niagara Financial Group, Inc.	105,080	1,532
Knight Capital Group*	25,497	464
Technology Investment Capital Corp.	38,826	568
		9,983
Food & Beverages — 0.8%
Delta & Pine Land Co.	4,158	168
RARE Hospitality International, Inc.*	28,078	858
Sanderson Farms, Inc.	12,193	395
		1,421
Healthcare — 1.2%
Cardiac Science Corp.*	88,524	655
Cogdell Spencer, Inc.	16,398	340
Omega Healthcare Investors, Inc.	81,019	1,216
		2,211
Hotels & Gaming — 0.9%
Aztar Corp.*	9,835	521
Boyd Gaming Corp.	22,756	875
Isle of Capri Casinos, Inc.*	13,074	275
		1,671
Human Resources — 0.4%
Resources Connection, Inc.*	24,923	668

Industrial — 0.6%
Infrasource Services, Inc.*	42,095	739
Tennant Co.	16,558	403
		1,142
Instruments - Controls — 0.6%
PerkinElmer, Inc.	62,715	1,187

	Number of	Value
	Shares	(000)†

Insurance — 4.3%
American Equity Invt Life HL	56,865	698
Aspen Insurance Holdings, Ltd.	24,490	633
Donegal Group, Inc.	22,229	449
National Atlantic Holdings Corp.*	22,966	263
NYMAGIC, Inc.	12,689	402
ProAssurance Corp.*	25,348	1,249
ProCentury Corp.	51,728	776
Republic Companies Group, Inc.	35,372	704
RLI Corp.	23,181	1,177
StanCorp Financial Group, Inc.	16,735	747
The Navigators Group, Inc.*	15,870	762
		7,860
Machinery & Heavy Equipment — 0.4%
Applied Industrial Technologies, Inc.	17,675	431
MTS Systems Corp.	10,578	342
		773

Manufacturing — 0.3%
Hydril Co.*	8,771	492
Trex Company, Inc.*#	3,078	74
		566
Medical Products — 0.4%
American Medical Systems Holdings, Inc.*	39,053	720

Medical Services — 0.1%
LHC Group Inc.*	4,233	94

Medical Services & Equipment — 1.5%
Amedisys, Inc.*	18,421	731
Encore Medical Corp.*	160,497	1,011
Symmetry Medical, Inc.*	72,382	1,092
		2,834
Metal Components & Products — 2.6%
Commercial Metals Co.	48,661	989
Mueller Industries, Inc.	38,992	1,371
Oregon Steel Mills, Inc.*	35,281	1,724
Rbc Bearings, Inc.*	28,705	693
		4,777
Oil & Gas — 5.1%
CH Energy Group, Inc.#	7,077	364
Delta Petroleum Corp.*#	41,151	927
Geomet, Inc.*	40,591	382
Northwest Natural Gas Co.	29,247	1,149
Oil States International, Inc.*#	40,101	1,103
Parallel Petroleum Corp.*	54,133	1,086
Piedmont Natural Gas, Inc.#	6,726	170
Range Resources Corp.#	62,621	1,581
SEMCO Energy, Inc.*	19,679	111
Southwest Gas Corp.	20,009	667
Vectren Corp	2,096	56
W-H Energy Services, Inc.*	10,444	433
Williams Partners LP	36,534	1,319
		9,348
Paper & Related Products — 0.6%
Caraustar Industries, Inc.*	147,767	1,178

Pharmaceuticals — 0.7%
Medarex, Inc.*	76,307	820
Salix Pharmaceuticals Ltd.*	28,337	384
		1,204

	Number of	Value
	Shares	(000)†

Restaurants — 2.2%
Applebee’s International, Inc.	39,814	856
California Pizza Kitchen, Inc.*	27,515	824
CEC Entertainment, Inc.*	40,359	1,272
Ruby Tuesday, Inc.	18,298	516
The Steak n Shake Co.*	31,665	535
		4,003
Retail — 3.4%
Aaron Rents, Inc.	67,119	1,542
Big Lots, Inc.*#	60,456	1,198
Charming Shopper, Inc.*	68,204	974
Christopher & Banks, Corp.	9,059	267
Gymboree Corp.*	25,884	1,092
Hot Topic, Inc.*	23,381	260
Sharper Image Corp.*#	5,725	59
Tuesday Morning Corp.	30,823	428
Zale Corp.*	13,538	376
		6,196
Services - Commercial — 1.5%
Kanbay International Inc.*	24,134	496
Providence Service Corp.*	30,473	841
School Specialty, Inc.*	19,240	679
Unifirst Corp.	21,830	682
		2,698
Telecommunications — 2.5%
Alaska Communications Systems Group, Inc.	41,173	546
Andrew Corp.*	35,560	328
Dobson Communications Corp.*	179,186	1,258
Premiere Global Services, Inc.*	127,181	1,104
West Corp.*	27,497	1,328
		4,564
Textiles & Apparel — 0.5%
Kellwood Co.	6,521	188
K-Swiss, Inc.	21,478	646
		834
Transportation & Related Services — 1.1%
AirTran Holdings, Inc.*	89,486	888
Forward Air Corp.	13,339	441
Heartland Express, Inc.	40,476	635
		1,964
Waste Management — 0.7%
Waste Connections, Inc.*	32,453	1,230

TOTAL COMMON STOCKS (Cost $128,380)		146,605

EXCHANGE TRADED FUNDS—1.7%

iShares Russell 2000 Value Index Fund	41,496	3,060
(Cost $3,039)

REAL ESTATE INVESTMENT TRUSTS — 8.3%

Apartments — 0.4%
American Campus Communities, Inc.	27,716	707

Building & Real Estate — 0.4%
Digital Realty Trust, Inc.	23,054	722

	Number of	Value
	Shares	(000)†

Diversified Operations — 1.0%
Entertainment Properties Trust	19,089	941
Lexington Corporate Properties Trust #	43,662	925
		1,866
Finance — 1.8%
Commercial Net Lease Realty	46,303	1,000
MFA Mortgage Investments, Inc.	134,204	1,000
RAIT Investment Trust	46,191	1,332
		3,332
Healthcare — 0.3%
Windrose Medical Properties	24,560	434

Hotels & Resorts — 0.4%
Lasalle Hotel Properties	17,828	773

Local Retail — 0.4%
Arcadia Realty Trust	25,864	660

Office Property — 3.0%
BioMed Realty Trust, Inc.	28,037	850
Brandywine Realty Trust	46,409	1,511
Glenborough Realty Trust, Inc.	22,656	583
Parkway Properties, Inc.	32,739	1,522
Spirit Finance Corp.	92,343	1,072
		5,538
Regional Malls — 0.2%
Agree Realty Corp.	10,402	342

Storage — 0.4%
U-Store-It Trust	38,383	824

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $12,873)		15,198

SHORT-TERM INVESTMENTS — 3.3%
BlackRock Provident Institutional Funds - TempCash	3,080,756	3,081
RBB Sansom Street Fund Money Market Portfolio	3,080,756	3,081

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,162)		6,162

	Par
	(000)
SECURITIES LENDING COLLATERAL — 7.1%

Greenwich Capital Floating Rate Note	$2,377	2,377
5.284%, 10/31/2006
Institutional Money Market Trust	9,387	9,387
5.307%, 10/02/2006
Ixis Time Deposit	601	601
5.320%, 10/02/2006
Barclays Bank Time Deposit	788	788
5.330%, 10/02/2006
Societe Generale Time Deposit	13	13
5.312%, 10/02/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $13,166)		13,166

TOTAL INVESTMENTS — 100.0% (Cost $163,620)(a)		$184,191

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR- American Depository Receipt

(a) At September 30, 2006, the cost for Federal income tax purposes was $163,926,357. Net unrealized appreciation was $20,264,441. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,969,276 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,704,835.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2006 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 95.8%
Australia — 7.6%
Aristocrat Leisure Ltd.	375,752	$3,949
Australia & New Zealand Banking Group Ltd.	153,800	3,079
News Corp. - Class B	161,400	3,266
Westfield Group	360,974	5,063
Westfield Group -New	10,220	141
Woolworths Ltd.	299,751	4,526
		20,024
Belgium — 2.8%
Colruyt NV	18,925	3,230
InBev NV *	74,600	4,107
		7,337
Brazil — 2.6%
Banco Itau Holding Financeira SA ADR	121,800	3,654
Souza Cruz S.A.	202,100	3,123
		6,777
France — 2.8%
M6 Metropole Television	94,900	2,912
Total SA	68,000	4,462
		7,374
Hong Kong — 1.7%
HSBC Holdings PLC	247,974	4,523

India — 4.1%
Bharat Heavy Electricals Limited	62,400	3,260
HDFC Bank Ltd.	41,200	830
HDFC Bank Ltd. ADR	110,600	6,752
		10,842
Ireland — 5.4%
Allied Irish Banks Plc	118,300	3,146
Anglo Irish Bank Corp.	325,313	5,346
Anglo Irish Bank Corp. Plc	343,653	5,643
		14,135
Japan — 6.1%
Daito Trust Construction Co. Ltd.	77,200	4,189
Millea Holdings, Inc.	188,500	6,575
Toyota Motor Corp.	99,000	5,381
		16,145
Korea — 4.0%
Lotte Confectionery Co. Ltd.	1,193	1,455
Kangwon Land Inc.	143,500	3,033
KT&G Corp.	50,100	3,044
S1 Corp.	76,996	2,999
		10,531
Mexico — 4.4%
America Movil S.A. de C.V. ADR Series L #	109,500	4,311
America Telecom, S.A. DE C.V *	134,600	912
Grupo Modelo, S.A. de C.V. Series C	1,468,200	6,369
		11,592
Netherlands — 2.9%
Aalberts Industries NV	43,487	3,223
TNT Post Group NV	111,400	4,225
		7,448
Norway — 1.4%
Orkla ASA	78,400	3,730

South Africa — 1.8%
Remgro Ltd.	241,900	4,783

Spain — 12.3%
Banco Bilbao Vizcaya Argentaria, S.A.	444,900	10,296
Enagas	496,200	12,024
Red Electrica de Espana	256,373	9,951
		32,271

	Number of	Value
	Shares	(000)†

Switzerland — 12.9%
Kuehne & Nagel International AG	97,775	6,764
Lindt & Spruengli AG	688	1,550
Nestle AG	18,715	6,525
Novartis AG ADR	77,700	4,541
Roche Holding AG	52,400	9,060
UBS AG	87,900	5,258
		33,698
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., LTD. ADR#	377,285	3,622

United Kingdom — 21.6%
Barratt Developments Plc	106,700	2,130
British American Tobacco Plc	426,099	11,520
Cadbury Schweppes Plc	381,344	4,059
Diageo Plc	420,073	7,421
Imperial Tobacco Group Plc	248,150	8,270
Northern Rock Plc	58,300	1,275
Reckitt Benckiser Plc	94,882	3,933
Royal Bank of Scotland Group Plc	149,437	5,146
Tesco Plc*	1,922,486	12,958
		56,712
TOTAL COMMON STOCK (Cost $187,588)		251,544

WARRANTS — 1.5%

CLSA Financial-CW10 HDFC BANK Limited *	21,710	439
CLSA Financial-CW10 Bharti Televentures *	354,500	3,619

TOTAL WARRANTS (Cost $4,211)		4,058

TOTAL SHORT TERM INVESTMENTS — 1.1%
BlackRock Provident Institutional Funds - TempCash	1,435,220	1,435
BlackRock Provident Institutional Funds - TempFund	1,435,219	1,435

TOTAL SHORT TERM INVESTMENTS (Cost $2,870)		2,870

	Par
	(000)
TOTAL SECURITIES LENDING COLLATERAL — 1.6%

Barclays Time Deposit
5.330%, 10/02/2006	$305	305
Institutional Money Market Trust
5.307%, 10/02/2006	3,628	3,628
Ixis Time Deposit
5.320%, 10/02/2006	232	232

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,165)		4,165

TOTAL INVESTMENTS — 100.0% (Cost $198,834) (a)		$262,637

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At September 30, 2006, the cost for Federal income tax purposes was $198,845,265. Net unrealized appreciation was $63,792,004. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $64,510,409 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $718,405.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000)
Automobiles & Related	2.1%	$5,381
Banking	19.8%	49,690
Broadcast/Media	2.4%	6,178
Building & Real Estate	4.6%	11,523
Consumer Products	13.1%	32,890
Diversified Operations	3.4%	8,513
Electronic Components & Semiconductors	1.4%	3,622
Energy Resources & Services	10.0%	25,234
Finance	2.1%	5,258
Food & Beverages	12.5%	31,486
Hotels & Gaming	1.2%	3,033
Industrial	1.3%	3,223
Insurance	2.6%	6,575
Manufacturing	1.6%	3,948
Oil & Gas	1.8%	4,462
Pharmaceuticals	5.4%	13,601
Retail	8.2%	20,715
Telecommunications	2.1%	5,223
Transportation & Related Services	4.4%	10,989
	100.0%	$251,544

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2006 (Unaudited)

REIT FUND

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS (REITS) — 94.7%
Apartments — 20.6%
Archstone-Smith Trust	56,226	$3,061
Avalonbay Communities, Inc.	24,000	2,890
BRE Properties, Inc.	4,100	245
Camden Property Trust	19,300	1,467
Equity Residential Properties Trust	60,600	3,065
GMH Communities Trust	75,000	946
United Dominion Realty Trust, Inc.	57,600	1,740
		13,414
Diversified Operations — 6.1%
Spirit Finance Corp.	40,600	471
Vornado Realty Trust	32,400	3,532
		4,003
Hotels & Resorts — 9.4%
Host Hotels & Resorts, Inc.	115,869	2,657
Lasalle Hotel Properties #	32,752	1,419
Starwood Hotels & Resorts Worldwide, Inc.	21,000	1,201
Sunstone Hotel Investors Inc.	28,600	850
		6,127
Industrial — 5.8%
Eastgroup Properties, Inc.	16,900	843
Prologis	51,200	2,921
		3,764

Manufactured Homes — 0.9%
Equity Lifestyle Properties, Inc.	13,300	608

Mixed Industrial/Office — 3.2%
Digital Realty Trust, Inc.	37,800	1,184
PS Business Parks, Inc.	15,000	905
		2,089

Office — 19.3%
Alexandria Real Estate Equities Inc.	19,900	1,867
BioMed Realty Trust, Inc.	47,400	1,438
Boston Properties, Inc.	31,900	3,296
Brookfield Properties Corp.	18,850	666
Columbia Equity Trust, Inc.	35,600	593
Corporate Office Properties Trust	33,300	1,490
Mack-Cali Realty Corp.	31,300	1,621
SL Green Realty Corp.	14,500	1,620
		12,591
Regional Malls — 13.4%
General Growth Properties, Inc.	43,600	2,078
Simon Property Group, Inc. #	63,100	5,718
Taubman Centers, Inc.	22,000	977
		8,773
Self Storage — 5.2%
Public Storage, Inc.	28,115	2,418
U-Store-It Trust	45,900	985
		3,403

Strip Centers — 10.8%
Arcadia Realty Trust	37,400	954
Developers Diversified Realty Corp.	20,200	1,126
Kimco Realty Corp.	68,000	2,915
Regency Centers Corp.	29,400	2,021
		7,016
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $49,356)		61,788

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Provident Institutional
Funds - TempCash	753,892	754
BlackRock Provident Institutional
Funds - TempFund	753,891	754

TOTAL SHORT-TERM INVESTMENTS (Cost $1,508)		1,508

	Par
	(000)
SECURITIES LENDING COLLATERAL -3.0%
Barclays Time Deposit	70	70
5.330%, 10/02/2006
Bear Stearns Floating Rate Note	940	940
5.435%, 10/02/2006
Institutional Money Market Trust	833	833
5.307%, 10/02/2006
Ixis Time Deposit	53	53
5.320%, 10/02/2006
Societe Generale Time Deposit	83	83
5.313%, 10/02/2006

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,979)		1,979

TOTAL INVESTMENTS — 100.0% (Cost $52,843)(a)		$65,275

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

(a) At September 30, 2006, the cost for Federal income tax purposes was $52,847,081. Net unrealized appreciation was $12,428,053. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,433,977 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,924.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.  The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments.  The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates.  In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Penn Series Funds, Inc.

By (Signature and Title)*		/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 27, 2006

By (Signature and Title)*		/s/ Jill Bukata
Jill Bukata, Controller
(principal financial officer)

Date	November 27, 2006

* Print the name and title of each signing officer under his or her signature.